UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:

Date of reporting period:	May 31, 2007
August 31

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Arizona Municipal
Money Market Fund

May 31, 2007

1.802202.103

SPZ-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.5%
	Principal Amount	Value
Arizona - 97.5%
Arizona Health Facilities Auth. Rev.:
Participating VRDN:
Series MS 06 1779, 3.83% (Liquidity Facility Morgan Stanley) (a)(c)	$ 2,900,000	$ 2,900,000
Series MS 06 1780, 3.83% (Liquidity Facility Morgan Stanley) (a)(c)	2,900,000	2,900,000
Series MS 06 1782, 3.83% (Liquidity Facility Morgan Stanley) (a)(c)	2,900,000	2,900,000
(LaLoma Sr. Living Svcs., Inc. Proj.) 3.81%, LOC Citibank NA, VRDN (a)	2,700,000	2,700,000
(Southwest Behavioral Health Svcs., Inc. Proj.) 3.86%, LOC JPMorgan Chase Bank, VRDN (a)	1,985,000	1,985,000
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series Putters 694, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,110,000	1,110,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series ROC II R2134, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,950,000	4,950,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series Floaters 06 1539, 3.82% (Liquidity Facility Morgan Stanley) (a)(c)	9,000,000	9,000,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 3.81%, LOC Bank of America NA, VRDN (a)(b)	2,615,000	2,615,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 3.82% (Liquidity Facility Wells Fargo & Co.) (a)(c)	5,240,000	5,240,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 3.91%, LOC KeyBank NA, VRDN (a)(b)	2,010,000	2,010,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.73%, tender 9/1/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)	5,400,000	5,400,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.96%, LOC KBC Bank NV, VRDN (a)(b)	22,690,000	22,690,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 3.91%, LOC KeyBank NA, VRDN (a)(b)	2,155,000	2,155,000
Maricopa County High School District #201 Participating VRDN Series PZ 229, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,965,000	4,965,000
Maricopa County Indl. Dev. Auth.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.72% tender 8/8/07, CP mode (b)	3,200,000	3,200,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth.: - continued
(Clayton Homes, Inc. Proj.) Series 1998, 3.89%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.83%, LOC Fannie Mae, VRDN (a)(b)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 3.81%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (a)(b)	3,100,000	3,100,000
(San Clemente Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (a)(b)	2,700,000	2,700,000
(San Lucas Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (a)(b)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 3.8%, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(San Miguel Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Remo Apts. Proj.) 3.8%, LOC Fannie Mae, VRDN (a)(b)	7,400,000	7,400,000
(Village Square Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (a)(b)	1,600,000	1,600,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.85% (Liquidity Facility Morgan Stanley) (a)(b)(c)	150,000	150,000
Maricopa County Peoria Unified School District #11 Bonds 5% 7/1/08 (FSA Insured)	1,420,000	1,439,369
Maricopa County Pub. Fin. Corp. Lease Rev. Participating VRDN Series Putters 1841, 3.82% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,410,000	6,410,000
Mesa Util. Sys. Rev. Participating VRDN Series PT 4144, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,100,000	3,100,000
Phoenix & Pima County Participating VRDN Series 06 P55U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,600,000	5,600,000
Phoenix & Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RBC I 25, 3.84% (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,530,000	5,530,000
Phoenix & Pima County Single Family Mortgage Rev. Participating VRDN Series LB 06 P29U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,600,000	2,600,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,265,000	1,265,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 3,020,000	$ 3,020,000
Series PZ 113, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,930,000	4,930,000
Series PZ 85, 3.83% (Liquidity Facility BNP Paribas SA) (a)(c)	6,380,000	6,380,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN:
Series EC 1078, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,100,000	3,100,000
Series EGL 03 28 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	1,300,000	1,300,000
Series PA 1373, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,700,000	1,700,000
Series Putters 1374, 3.82% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,000,000	8,000,000
Series 1995, 3.84%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	19,300,000	19,300,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating VRDN Series EC 1079, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,100,000	3,100,000
Phoenix Civic Impt. Corp. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 674, 3.82% (Liquidity Facility Citibank NA) (a)(c)	4,120,000	4,120,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Paradise Lakes Apts. Proj.) Series 1995, 3.78%, LOC Wachovia Bank NA, VRDN (a)	8,700,000	8,700,000
(Westward Ho Apts. Proj.) Series 2003 A, 3.86%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 3.86%, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
(Independent Newspaper, Inc. Proj.) Series 2000, 3.93%, LOC Wachovia Bank NA, VRDN (a)(b)	800,000	800,000
(Laura Dozer Ctr. Proj.) 4.08%, LOC JPMorgan Chase Bank, VRDN (a)	900,000	900,000
(Phoenix Expansion Proj.) 4.13%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,285,000	2,285,000
(Plastican Proj.) Series 1997, 3.81%, LOC Bank of America NA, VRDN (a)(b)	2,285,000	2,285,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Swift Aviation Svcs., Inc. Proj.) 4%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	$ 5,080,000	$ 5,080,000
Phoenix Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RBC I 29, 3.85% (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,900,000	2,900,000
Phoenix Indl. Dev. Auth. Single Family Mortgage Rev. Participating VRDN:
Series Merlots 01 A23, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	95,000	95,000
Series Merlots 07 E3, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,900,000	2,900,000
Series MT 156, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	1,220,000	1,220,000
Series MT 247, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	1,300,000	1,300,000
Series MT 283, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,580,000	1,580,000
Series PT 3598, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,600,000	1,600,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	3,510,000	3,510,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 3.81%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 3.85%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	9,070,000	9,070,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1374, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	10,160,000	10,160,000
Salt River Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series ROC II R 653, 3.82% (Liquidity Facility Citibank NA) (a)(c)	1,400,000	1,400,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0141, 3.83% (Liquidity Facility Citibank NA) (a)(c)	16,500,000	16,500,000
Series EGL 06 14 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	2,400,000	2,400,000
Series PT 1512, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Series 1997 A, 3.73% 9/13/07, CP	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Series 1997 B, 3.79% 8/15/07, CP	$ 2,900,000	$ 2,900,000
Series 2004 C, 3.79% 8/15/07, CP	2,900,000	2,900,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,200,000	5,200,000
Springfield Pub. Util. Rev. Participating VRDN Series Munitops 2006 5, 3.83% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	3,000,000	3,000,000
Tucson Wtr. Rev. Participating VRDN Series EC 1088, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,100,000	3,100,000
Yuma & La Paz Counties Community College District Participating VRDN Series Merlots 06 C2, 3.83% (Liquidity Facility Bank of New York, New York) (a)(c)	4,280,000	4,280,000
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $302,429,044)		302,429,044
NET OTHER ASSETS - 2.5%		7,615,893
NET ASSETS - 100%		$ 310,044,937
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 20,368
Income Tax Information
At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $302,429,044.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

May 31, 2007

1.802203.103

TEM-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.0%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(ChapelRidge Apts. Proj.) Series E, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 11,000	$ 11,000
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	7,325	7,325
(Gazebo East Proj.) Series 1991 B, 3.88%, LOC Wachovia Bank NA, VRDN (c)	2,140	2,140
(Liberty Square Apts. Proj.) Series C, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	8,400	8,400
(Sundown Apts. Proj.) Series 2000 E, 3.86%, LOC Regions Bank of Alabama, VRDN (c)(f)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 3.88% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	9,010	9,010
Alabama Prt Auth. Docks Facilities Rev. Participating VRDN Series PT 3734, 3.83% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	8,600	8,600
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 3.83%, LOC Bank of America NA, VRDN (c)(f)	1,920	1,920
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series EGL 030007 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	4,875	4,875
Series EGL 02 6009 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	4,100	4,100
Series EGL 06 82 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	10,890	10,890
Series Putters 1737, 3.83% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,000	4,000
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.85%, LOC Wachovia Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.89%, VRDN (c)(f)	17,000	17,000
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.) 3.91%, LOC Regions Bank of Alabama, VRDN (c)(f)	3,015	3,015
Huntsville Gen. Oblig. Participating VRDN Series PT 3239, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,235	5,235
Huntsville Health Care Participating VRDN:
Series PA 1467, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	65,760	65,760
Series PA 1468, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	67,685	67,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alabama - continued
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.85%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 8,200	$ 8,200
Jefferson County Swr. Rev. Participating VRDN Series EGL 02 6016 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	5,000	5,000
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 3.92%, LOC KeyBank NA, VRDN (c)(f)	930	930
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 3.88%, LOC Bank of America NA, VRDN (c)(f)	880	880
		260,465
Alaska - 1.2%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series PA 1407, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	11,005	11,005
Series PT 3614, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,655	9,655
Series Putters 1020, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,975	4,975
Series Putters 1512, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,785	6,785
Alaska Hsg. Fin. Corp. Home Mortgage Rev. Participating VRDN Series PT 3940, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,105	5,105
Alaska Hsg. Fin. Corp. Home Mtg. Participating VRDN Putters 1398, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	9,450	9,450
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series PT 862, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	9,995	9,995
Alaska Int'l. Arpts. Revs.:
Participating VRDN:
Series Merlots 99 I, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,500	7,500
Series PT 2061, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,535	9,535
Series ROC II R138, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	8,015	8,015
Series 2006 C, 3.8% (MBIA Insured), VRDN (c)(f)	30,000	30,000
Alaska Muni. Bond Bank Auth. Participating VRDN:
Series PT 1986, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,750	5,750
Series PT 2343, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,745	5,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 A, 3.68%, VRDN (c)	$ 40,000	$ 40,000
Series 1994 B, 3.68%, VRDN (c)	26,500	26,500
Series 1994 C, 3.82%, VRDN (c)	24,400	24,400
		214,415
Arizona - 1.7%
Arizona Health Facilities Auth. Rev.:
Participating VRDN:
Series MS 06 1780, 3.83% (Liquidity Facility Morgan Stanley) (c)(h)	27,100	27,100
Series MS 06 1782, 3.83% (Liquidity Facility Morgan Stanley) (c)(h)	37,100	37,100
(LaLoma Sr. Living Svcs., Inc. Proj.) 3.81%, LOC Citibank NA, VRDN (c)	11,300	11,300
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series PT 2312, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,265	5,265
Maricopa County Indl. Dev. Auth.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.72% tender 8/8/07, CP mode (f)	7,435	7,435
(Clayton Homes, Inc. Proj.) Series 1998, 3.89%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 3.81%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Lucas Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 3.8%, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 3.81%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	3,800	3,800
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	1,300	1,300
Phoenix & Pima County Participating VRDN Series 06 P55U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	13,785	13,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 3,355	$ 3,355
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 3.84% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,270	4,270
Series PZ 85, 3.83% (Liquidity Facility BNP Paribas SA) (c)(h)	17,000	17,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 1995, 3.84%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,700	10,700
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,385	4,385
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	1,395	1,395
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.93%, LOC Wachovia Bank NA, VRDN (c)(f)	795	795
(Plastican Proj.) Series 1997, 3.81%, LOC Bank of America NA, VRDN (c)(f)	2,515	2,515
Phoenix Indl. Dev. Auth. Single Family Mortgage Rev. Participating VRDN:
Series Merlots 01 A23, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	230	230
Series Merlots 07 E3, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,515	4,515
Series MT 156, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	4,595	4,595
Series MT 247, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	36,920	36,920
Series MT 283, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,130	6,130
Series PT 3598, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,850	3,850
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 3.81%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1374, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	24,520	24,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 3.78% tender 8/10/07, CP mode	$ 8,560	$ 8,560
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1375, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	50	50
		311,670
Arkansas - 1.0%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 3.83%, LOC Bank of America NA, VRDN (c)(f)	1,800	1,800
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 3.91% (Liquidity Facility Bank of America NA) (c)(f)(h)	3,425	3,425
Arkansas Dev. Fin. Auth. Econ. Dev. Rev. (Taber Extrusions Proj.) 3.81%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.84%, LOC Fannie Mae, VRDN (c)(f)	7,900	7,900
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1139, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	46,200	46,200
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 3.94%, LOC Fortis Banque SA, VRDN (c)(f)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 3.83%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 3.81%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	99,000	99,000
Univ. of Arkansas Univ. Revs. Participating VRDN Series PT 1948, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,675	5,675
		184,000
California - 1.1%
Access to Lns. for Learning Student Ln. Corp. Rev. (Student Ln. Prog.):
Series II A9, 3.8%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	84,200	84,200
Series VA1, 3.8% (AMBAC Insured), VRDN (c)(f)	100,000	100,000
California Hsg. Fin. Agcy. Rev. Participating VRDN:
Series MT 208, 3.82% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	10,480	10,480
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev. Participating VRDN: - continued
Series MT 211, 3.82% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	$ 5,500	$ 5,500
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 4.05%, VRDN (c)(f)	6,800	6,800
		206,980
Colorado - 5.0%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,805	5,805
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	7,250	7,250
Arapaho County School District #6, Littleton Participating VRDN:
Series PT 1983, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,345	7,345
Series PT 1984, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,630	5,630
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 4%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series PZ 82, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,735	13,735
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.9%, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series FRRI 00 A3, 3.92% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	70	70
Series FRRI 00 A4, 3.92% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	545	545
Series FRRI L37J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,640	5,640
Series FRRI L9, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	820	820
Series LB 03 L31J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,800	4,800
Series LB 04 F12, 3.94% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,895	4,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Participating VRDN: - continued
Series LB 04 F13, 3.94% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 6,115	$ 6,115
Series LB 05 F4, 3.94% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,100	3,100
Series Merlots 01 A20, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,465	4,465
Series PT 1373, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,785	1,785
Series Putters 120, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	1,465	1,465
Colorado Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN Series LB 07 P55W, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,415	6,415
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series ADG 1B3, 3.85% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	62,945	62,945
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 06 0152, 3.83% (Liquidity Facility Citibank NA) (c)(h)	32,000	32,000
Series PT 1413, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,175	7,175
Colorado State Gen. Fdg. Rev. TRAN 4.5% 6/27/07	9,000	9,003
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 3.82% (AMBAC Insured), VRDN (c)(f)	45,655	45,655
Series 1989 A, 3.82% (AMBAC Insured), VRDN (c)(f)	68,900	68,900
Denver City & County Arpt. Rev.:
Participating VRDN:
Series FRRI 01 F12, 3.89% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	5,000	5,000
Series LB 05 P2U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,825	6,825
Series LB 06 P15U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,535	7,535
Series LB 07 P17, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	30,995	30,995
Series Merlots 07 C10, 3.88% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	24,895	24,895
Series Merlots 07 C22, 3.88% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	10,785	10,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Participating VRDN: - continued
Series MT 372, 3.84% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	$ 8,355	$ 8,355
Series PA 762, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PA 763, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PA 764R, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PT 3899, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,995	9,995
Series PT 3904, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PT 782, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,515	5,515
Series PT 920, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,500	1,500
Series 2000 B, 3.85% (MBIA Insured), VRDN (c)(f)	196,800	196,800
Series 2000 C, 3.81% (MBIA Insured), VRDN (c)(f)	85,000	85,000
Series 2004 A, 3.86% (CIFG North America Insured), VRDN (c)(f)	25,000	25,000
Denver City & County Gen. Oblig. Participating VRDN Series PT 2043, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,480	5,480
Denver City & County Spl. Facilities Arpt. Rev. (Worldport at DIA Proj.) Series A, 3.88%, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,170	12,170
Denver City & County Wtr. Commissioners Participating VRDN Series PT 4010, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,500	6,500
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series PZ 112, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,405	6,405
El Paso County Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P1U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,720	4,720
Series LB 06 P28U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	19,675	19,675
Series MS 1136, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	1,145	1,145
Series Putters 1679, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,975	7,975
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 4.28%, LOC JPMorgan Chase Bank, VRDN (c)(f)	680	680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	$ 16,000	$ 16,000
(Timberleaf Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	13,850	13,850
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 3.81%, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,665	6,665
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series EGL 7050046 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	4,620	4,620
Univ. of Colorado Hosp. Auth. Rev. Participating VRDN Series ROC II R 573CE, 3.82% (Liquidity Facility Citigroup, Inc.) (c)(h)	16,500	16,500
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 4%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		902,633
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S-1, 3.76% tender 8/16/07, CP mode	15,000	15,000
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 3.81% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	360	360
		15,360
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 3.96%, VRDN (c)(f)	3,550	3,550
Series 1993 C, 3.98%, VRDN (c)	4,500	4,500
Series 1994, 3.96%, VRDN (c)(f)	20,700	20,700
Series 1999 A, 3.95%, VRDN (c)	6,730	6,730
Series 1999 B, 4%, VRDN (c)(f)	9,000	9,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,105	8,105
Series FRRI 02 L8, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,100	4,100
Series Putter 1513, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	8,210	8,210
Series ROC II R359, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	3,425	3,425
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Trans. Auth. Rev. Participating VRDN Series EC 1075, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 16,090	$ 16,090
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	8,500	8,500
		92,910
District Of Columbia - 3.3%
District of Columbia Gen. Oblig.:
Participating VRDN Series ROC II 99 10, 3.82% (Liquidity Facility Citibank NA) (c)(h)	5,905	5,905
TRAN 4.25% 9/28/07	22,300	22,332
District of Columbia Hsg. Fin. Agcy. Mortgage Rev. Participating VRDN Series BNY 05 5, 3.9% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	27,750	27,750
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 3.91%, LOC Bank of America NA, VRDN (c)(f)	3,110	3,110
(WDC I LP Dev. Proj.) Series 2000, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	8,185	8,185
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev. Participating VRDN:
Series PT 2780, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,490	5,490
Series PT 3088, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,580	8,580
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 3.91%, LOC Branch Banking & Trust Co., VRDN (c)(f)	4,050	4,050
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	8,240	8,240
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	7,500	7,500
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,095	5,095
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series EGL 98 5201, 3.83% (Liquidity Facility Citibank NA) (c)(h)	12,300	12,300
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev. Participating VRDN Series MSTC 5022, 3.84% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(h)	5,000	5,000
Metropolitan Washington DC Arpt. Series A, 3.68% 9/4/07, LOC Bank of America NA, CP (f)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series EGL 06 0151, 3.86% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 9,400	$ 9,400
Series EGL 06 8 Class A, 3.85% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	9,325	9,325
Series EGL 06 9 Class A, 3.86% (Liquidity Facility Citibank NA) (c)(f)(h)	13,400	13,400
Series EGL 07 0025, 3.84% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	49,500	49,500
Series EGL 07 0026, 3.84% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	29,590	29,590
Series EGL 7050026 Class A, 3.86% (Liquidity Facility Citibank NA) (c)(f)(h)	5,750	5,750
Series EGL 720050023 Class A, 3.86% (Liquidity Facility Citibank NA) (c)(f)(h)	5,975	5,975
Series MS 06 1296, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	5,500	5,500
Series MS 06 1635, 3.85% (Liquidity Facility DEPFA BANK PLC) (c)(f)(h)	22,118	22,118
Series MT 114, 3.84% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	5,990	5,990
Series MT 13, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,245	8,245
Series PT 1991, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,220	3,220
Series PT 2672, 3.84% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	5,280	5,280
Series PT 689, 3.84% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	5,870	5,870
Series Putters 1017, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	1,375	1,375
Series Putters 1691, 3.86% (Liquidity Facility Deutsche Postbank AG) (c)(f)(h)	23,260	23,260
Series ROC II R195, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	5,995	5,995
Series Stars 130, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	5,130	5,130
Series Stars 148, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	8,825	8,825
Series TOC 05 MM, 3.83% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(h)	15,000	15,000
Series TOC 06 D, 3.83% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(h)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Series C, 3.8% (FSA Insured), VRDN (c)(f)	$ 225,770	$ 225,767
		603,052
Florida - 7.7%
Alachua County Shands Healthcare Participating VRDN Series PA 1469, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,800	14,800
Alachua County Shands HealthCare Participating VRDN Series PA 1472, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,800	14,800
Brevard County Hsg. Fin. Auth.:
(Manatee Cove Apts. Proj.) 3.8%, LOC Citibank NA, VRDN (c)(f)	11,415	11,415
(Wickham Club Apts. Proj.) Series A, 3.81%, LOC Wachovia Bank NA, VRDN (c)(f)	7,405	7,405
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,135	3,135
Brevard County School Board RAN 4% 4/25/08	40,200	40,325
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	16,430	16,430
Broward County Gen. Oblig. Participating VRDN Series PT 2138, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,930	13,930
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series PT 3695, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,270	3,270
Citizens Property Ins. Corp. Bonds Series A, 5% 3/1/08 (MBIA Insured)	6,000	6,058
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 3.81%, LOC Fannie Mae, VRDN (c)(f)	10,305	10,305
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2277, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,855	3,855
Florida Board of Ed. Participating VRDN:
Series EC 1049, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	26,700	26,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Participating VRDN: - continued
Series EC 1057, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 27,445	$ 27,445
Florida Board of Ed. Cap. Outlay Participating VRDN Series EGL 00 902, 3.83% (Liquidity Facility Citibank NA) (c)(h)	5,000	5,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series PT 1687, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	34,960	34,960
Series PT 2036, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,580	7,580
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7053013 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	8,000	8,000
Series PT 1465, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,380	8,380
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.78%, tender 11/1/07 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	32,305	32,305
Florida Hsg. Participating VRDN Series Clipper 05 17, 3.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	13,432	13,432
Florida Hsg. Fin. Agcy.:
(Ashley Lake Park II Proj.) Series 1989 J, 3.82%, LOC Freddie Mac, VRDN (c)(f)	24,000	24,000
(Bainbridge Club Apt. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	6,070	6,070
(Banyan Bay Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	8,290	8,290
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3.82%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Grande Court at North Port Apts. Proj.) Series 2004 E, 3.81%, LOC Fannie Mae, VRDN (c)(f)	6,100	6,100
(Lynn Lake Apts. Proj.) Series B1, 3.82%, LOC Freddie Mac, VRDN (c)(f)	10,100	10,100
(Mill Creek Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	14,400	14,400
(Pinnacle Grove Apts. Proj.) Series 2003 A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	7,900	7,900
(Savannah Springs Apts. Proj.) Series G, 3.81%, LOC Citibank NA, VRDN (c)(f)	7,450	7,450
(Sterling Palms Apts. Proj.) Series F, 3.82%, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BS 3051, 3.84% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	$ 6,730	$ 6,730
Series BS 3062, 3.84% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	17,155	17,155
Series Merlots 07 C49, 0% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	10,030	10,030
Series Stars 07 18, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	12,785	12,785
(Riverside Apts. Proj.) Series 2000 1, 3.82%, LOC Bank of America NA, VRDN (c)(f)	8,000	8,000
(Valencia Village Apts. Proj.) Series G, 3.81%, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 3.82%, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN:
Series EC 1056, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,415	3,415
Series EC 1081, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	26,200	26,200
Florida Local Govt. Fin. Commission Series A, 3.74% 8/14/07, LOC Wachovia Bank NA, CP	16,065	16,065
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2002 E, 3.8% (FSA Insured), VRDN (c)(f)	60,115	60,115
Series 2003 B, 3.84% 8/8/07, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (f)	6,000	6,000
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MT 378, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,000	5,000
Hillsborough County Aviation Auth. Rev.:
Participating VRDN:
Series MS 1060, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	7,920	7,920
Series PT 2725, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,260	5,260
Series PT 745, 3.84% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	2,500	2,500
Series B, 3.67% 9/4/07, LOC Landesbank Baden-Wuert, CP (f)	32,700	32,700
3.82% (MBIA Insured), VRDN (c)(f)	14,500	14,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 3.8%, LOC Fannie Mae, VRDN (c)(f)	$ 7,200	$ 7,200
(Hunters Run Apts. Proj.) Series 2002 A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Lake Kathy Apt. Proj.) 3.82%, LOC SunTrust Banks, Inc., VRDN (c)(f)	6,000	6,000
(Meridian Pointe Apts. Proj.) 3.8%, LOC Citibank NA, VRDN (c)(f)	13,200	13,200
(Morgan Creek Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
Hillsborough County Port District Participating VRDN Series PT 2571, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,335	4,335
Jacksonville Aviation Auth. Rev. 3.8% (FGIC Insured), VRDN (c)(f)	15,700	15,700
Jacksonville Elec. Auth. Rev.:
Bonds Series 2001 C, 3.75% tender 8/6/07 (Liquidity Facility Dexia Cr. Local de France), CP mode	11,300	11,300
Series 2001 C, 3.73% 9/13/07 (Liquidity Facility JPMorgan Chase Bank), CP	18,000	18,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 3.81%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 3.9%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	34,000	34,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	6,995	6,995
Series MS 01 811, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	7,958	7,958
Series PT 2269, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,110	4,110
Series ROC II R14, 3.84% (Liquidity Facility Citibank NA) (c)(f)(h)	6,870	6,870
Miami-Dade County Aviation Rev. Participating VRDN:
Series LB 05 L23, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,855	6,855
Series MS 06 1303, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	8,650	8,650
Series MS 06 1326, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	8,895	8,895
Series MT 177, 3.84% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	14,805	14,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Aviation Rev. Participating VRDN: - continued
Series MT 345, 3.84% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	$ 11,950	$ 11,950
Series ROC II R 11062, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	7,700	7,700
Series ROC II R 7535, 3.85% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	9,735	9,735
Series Stars 07 36, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	20,575	20,575
Series UBS 07 1014, 3.84% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	11,900	11,900
Series UBS 07 1015Z, 3.84% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	14,300	14,300
Miami-Dade County Gen. Oblig. Participating VRDN Series EGL 06 90 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	9,900	9,900
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 3.81%, LOC Citibank NA, VRDN (c)(f)	17,510	17,510
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 3642, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,250	2,250
Miami-Dade County School District Participating VRDN Series MT 413, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,800	14,800
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN:
Series 7014 Class A, 3.84% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	6,250	6,250
Series MSTC 7028, 3.84% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	10,940	10,940
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	15,040	15,040
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 3.81%, LOC Citibank NA, VRDN (c)(f)	6,920	6,920
(Osprey Ridge Apts. Proj.) Series 2000 H, 3.82%, LOC Fannie Mae, VRDN (c)(f)	8,260	8,260
(West Point Villas Apt. Proj.) Series 2000 F, 3.82%, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.89%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	$ 3,700	$ 3,700
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 3.81%, LOC Fannie Mae, VRDN (c)(f)	18,500	18,500
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MT 66, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	5,125	5,125
Series PT 2239, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,300	4,300
Series PT 993, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,580	4,580
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 3.82%, LOC Fannie Mae, VRDN (c)(f)	4,800	4,800
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 3.88% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	5,100	5,100
South Florida Wtr. Mg District Ctfs. Prtn. Participating VRDN Series Eagle 06 0136, 3.83% (Liquidity Facility Citibank NA) (c)(h)	19,730	19,730
South Miami Health Facilities Baptist Health Participating VRDN:
Series MT 436, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	45,835	45,835
Series PA 1488, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,375	9,375
Series PA 1490, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,000	8,000
Series PA 1491, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,820	9,820
Series PT 4125, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,120	5,120
St. Johns County School Board Participating VRDN Series PT 3576, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,665	16,665
Sunshine State Govt. Fing. Commission Rev.:
Series I:
3.73% 9/14/07 (CIFG North America Insured) (AMBAC Insured), CP	64,000	64,000
3.84% 8/15/07 (CIFG North America Insured), CP (f)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev.: - continued
Series J, 3.79% 8/14/07, CP	$ 20,000	$ 20,000
Tampa Bay Wtr. Util. Sys. Rev. 3.81%, LOC Bank of America NA, VRDN (c)(f)	48,500	48,500
		1,384,248
Georgia - 4.6%
Atlanta Arpt. Rev.:
Participating VRDN:
Series Merlots 00 CCC, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,000	5,000
Series MS 00 313, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	7,425	7,425
Series MS 06 1626X, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	3,830	3,830
Series MT 11, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,960	5,960
Series MT 373, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series MT 43, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	9,680	9,680
Series B2, 3.73% 9/14/07, LOC Bayerische Landesbank (UNGTD), LOC Calyon, CP	21,875	21,875
Atlanta Finl. Guarantee Ins. Co. Participating VRDN 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	15,420	15,420
Atlanta Hsg. Auth. Multi-family Rev. 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	8,100	8,100
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	4,200	4,200
(Capitol Gateway Apts. Proj.) 3.87%, LOC Bank of America NA, VRDN (c)(f)	4,125	4,125
(Carver Redev. Proj.) Series 2000, 3.81%, LOC Fannie Mae, VRDN (c)(f)	4,115	4,115
(Collegetown at Harris Homes Phase I Proj.) 3.86%, LOC Fannie Mae, VRDN (c)(f)	7,530	7,530
(Peaks at West Atlanta Proj.) Series 2001, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	4,815	4,815
Series A, 3.83%, LOC Wachovia Bank NA, VRDN (c)(f)	18,950	18,950
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series BA 02 A, 3.86% (Liquidity Facility Bank of America NA) (c)(h)	4,520	4,520
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 6,400	$ 6,400
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 3.84%, LOC Regions Bank of Alabama, VRDN (c)(f)	7,500	7,500
(Canton Mill Lofts Proj.) Series 1999, 3.91%, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,915	13,915
Carrollton Hsg. Auth. Multifamily Rev. (Magnolia Lake Apts. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	11,740	11,740
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.9%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	83,800	83,800
Series 2000 C, 3.9%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	82,355	82,355
Cobb County School District BAN 4% 12/31/07	10,000	10,020
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,965	5,965
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 3.81%, LOC Freddie Mac, VRDN (c)(f)	10,085	10,085
De Kalb County School District Participating VRDN Series EC 1080, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	59,375	59,375
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.88%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,400	1,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,555	3,555
(Wesley Club Apts. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	8,500	8,500
Fulton County Dev. Auth. Rev. Health Sys. Catholic Health East Participating VRDN Series PA 1477, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,720	11,720
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Walton Falls Apt. Proj.) Series 1999, 3.84%, LOC Wachovia Bank NA, VRDN (c)(f)	18,000	18,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 3.81%, LOC Bank of America NA, VRDN (c)(f)	10,300	10,300
George L Smith II World Congress Ctr. Auth. Rev. Participating VRDN Series MS 06 1634, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	9,280	9,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series Merlots 06 B11, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 7,200	$ 7,200
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series PA 786, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,595	4,595
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,800	2,800
(Mayor's Point Term. Proj.) Series 1992, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,100	1,100
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 3.81%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,260	6,260
3.86%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,600	3,600
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	15,600	15,600
(Herrington Woods Apt. Proj.) Series 1996 A, 3.81%, LOC Fannie Mae, VRDN (c)(f)	12,835	12,835
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 3.81%, LOC Bank of America NA, VRDN (c)(f)	12,250	12,250
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,930	1,930
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 3.88%, LOC Regions Bank of Alabama, VRDN (c)(f)	15,735	15,735
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 3.81%, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN:
Series Merlots 07 C35, 3.84% (Liquidity Facility Wachovia Bank NA) (c)(h)	21,355	21,355
Series PT 3825, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	21,210	21,210
Series PT 3885, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	780	780
Series PT 3886, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	22,320	22,320
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds Second Series 1995, 3.76%, tender 7/1/08 (c)	$ 27,800	$ 27,800
Muni. Elec. Auth. of Georgia Series A, 3.93% 6/13/07, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	20,600	20,600
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.88%, LOC JPMorgan Chase Bank, VRDN (c)(f)	900	900
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 3.84%, LOC Wachovia Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 3.81%, VRDN (c)(f)	21,500	21,500
(Kaolin Terminals, Inc. Proj.) 3.81%, LOC Bank of America NA, VRDN (c)(f)	27,971	27,971
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 3.88%, LOC Regions Bank of Alabama, VRDN (c)(f)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 3.83%, LOC Wachovia Bank NA, VRDN (c)(f)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 3.8%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	15,000	15,000
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,000	3,000
		824,381
Hawaii - 1.3%
Hawaii Arpt. Sys. Rev. Participating VRDN:
Series PA 1110, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PA 1238, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,695	1,695
Series PA 765, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Arpt. Sys. Rev. Participating VRDN: - continued
Series PT 3809, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 7,220	$ 7,220
Series PT 3889, 3.84% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	11,365	11,365
Series ROC II R59, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	7,495	7,495
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series LB 07 P21, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	25,750	25,750
Series MSTC 01 147 Class A, 3.84% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	11,185	11,185
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN:
Series EGL 07 0034, 3.84% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	79,200	79,200
Series MS 06 1705, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	28,160	28,160
Series PA 1062, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,370	6,370
Series PA 1224, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,670	4,670
Series PA 1244, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,000	5,000
Series PA 795R, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,900	8,900
Series ROC II R 878, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	13,660	13,660
Hawaii Gen. Oblig. Participating VRDN Series EGL 00 1101, 3.83% (Liquidity Facility Citibank NA) (c)(h)	6,470	6,470
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series Merlots 01 A15, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	410	410
		227,540
Idaho - 0.3%
Idaho Hsg. & Fin. Assoc.:
(Gen. Indenture Proj.) Series F, 3.85% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	17,500	17,500
Series 2003 D, 3.85% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	12,775	12,775
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Idaho - continued
Idaho Hsg. & Fin. Assoc.: - continued
Series 2003 E, 3.85% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	$ 11,975	$ 11,975
Series D Class I, 3.85% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	18,900	18,900
		61,150
Illinois - 4.9%
Aurora Single Family Mortgage Rev. Participating VRDN:
Series Merlots 07 E2, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	12,750	12,750
Series Merlots 07 E4, 3.88% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,400	7,400
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.89%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Chicago Participating VRDN Series PT 4122, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	18,000	18,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 3.87%, LOC JPMorgan Chase Bank, VRDN (c)(f)	38,625	38,625
Chicago Board of Ed. Participating VRDN:
Series EGL 01 1309, 3.83% (Liquidity Facility Citibank NA) (c)(h)	11,205	11,205
Series Merlots 01 A47, 3.83% (Liquidity Facility Bank of New York, New York) (c)(h)	6,065	6,065
Series PT 2446, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,460	5,460
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 3.83% (Liquidity Facility Citibank NA) (c)(h)	9,900	9,900
Series EGL 98 1302, 3.83% (Liquidity Facility Citibank NA) (c)(h)	11,600	11,600
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 3.85%, LOC Harris NA, VRDN (c)(f)	3,450	3,450
(MRC Polymers, Inc. Proj.) Series 2001, 3.83%, LOC LaSalle Bank NA, VRDN (c)(f)	5,236	5,236
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series PT 3967, 3.83% (Liquidity Facility Dexia Cr. Local de France) (c)(h)	14,500	14,500
Chicago O'Hare Int'l. Arpt. Participating VRDN Series PT 3977, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series BA 99 X2, 3.91% (Liquidity Facility Bank of America NA) (c)(f)(h)	$ 32,670	$ 32,670
Series BA 99 X1, 3.91% (Liquidity Facility Bank of America NA) (c)(f)(h)	14,995	14,995
Series Merlots 01 A85, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,675	5,675
Series MT 49, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,000	6,000
Series MT 53, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	16,650	16,650
Series MT 59, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,145	6,145
Series PA 1198, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	15,425	15,425
Series PA 1199, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,000	7,000
Series PA 1200, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,250	2,250
Series PT 2345, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,580	2,580
Series PT 755, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	7,000	7,000
Series PT 756, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	7,990	7,990
Series PT 980, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,325	5,325
Series Putters 1364 Z, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,140	4,140
Series Putters 250, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	11,375	11,375
Series Putters 253, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	9,995	9,995
Series Putters 368Z, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	10,850	10,850
Series Putters 370, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,995	4,995
Series Putters 383, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,495	7,495
Series Putters 670, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,330	7,330
Series Putters 845Z, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	14,640	14,640
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series ROC II R69, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 18,070	$ 18,070
Series ROC II R70, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	5,670	5,670
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 3.81%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) 3.83%, LOC LaSalle Bank NA, VRDN (c)(f)	10,500	10,500
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN:
Series PA 473, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,195	4,195
Series PT 2041, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,705	7,705
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	330	330
Series FRRI 02 L24J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	645	645
Series Merlots 00 A31, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	55	55
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 3.86% (Liquidity Facility Bank of America NA) (c)(h)	9,995	9,995
Series Merlots 97 V, 3.83% (Liquidity Facility Wachovia Bank NA) (c)(h)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 3.86%, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
Cook County Gen. Oblig. Participating VRDN Series PA 591, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,300	5,300
Cook County School District # 162 Matteson Participating VRDN Series PT 3040, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,340	6,340
Cook County School District #135 Participating VRDN Series PT 3120, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,680	5,680
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 3.81%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,165	4,165
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 3.85%, LOC Harris NA, VRDN (c)(f)	3,015	3,015
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 3.83% tender 8/10/07, CP mode (f)	$ 23,325	$ 23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 3.86%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.91%, LOC Harris NA, VRDN (c)(f)	1,462	1,462
(R&R Enterprises 2nd Proj.) Series 1999 A, 3.85%, LOC Harris NA, VRDN (c)(f)	4,345	4,345
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 3.86%, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 80, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,430	6,430
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 3.81%, LOC HSBC Bank USA, VRDN (c)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
3.81%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
3.81%, LOC Wachovia Bank NA, VRDN (c)(f)	23,000	23,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 3.89% (MBIA Insured), VRDN (c)(f)	14,860	14,860
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 3.86%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	10,000	10,000
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 3.83% (Liquidity Facility Citibank NA) (c)(h)	9,100	9,100
Series EGL 02 1301 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	5,900	5,900
Series EGL 02 1304 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	5,040	5,040
Series EGL 02 6025 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	9,900	9,900
Series EGL 7053002 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	15,225	15,225
Series PT 2009, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,720	4,720
Illinois Health Facilities Auth. Rev. Participating VRDN Series PA 848R, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,190	5,190
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	$ 17,900	$ 17,900
(Valley View Apts. Proj.) 3.86%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	11,200	11,200
Illinois Hsg. Dev. Auth. Rev. Participating VRDN Series LB 06 P38U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,375	8,375
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series Merlots 01 A48, 3.83% (Liquidity Facility Bank of New York, New York) (c)(h)	8,865	8,865
Series Merlots 02 A23, 3.83% (Liquidity Facility Wachovia Bank NA) (c)(h)	11,715	11,715
Series SG 3, 3.82% (Liquidity Facility Societe Generale) (c)(h)	4,000	4,000
Series SGB 19, 3.81% (Liquidity Facility Societe Generale) (c)(h)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 3.83% (Liquidity Facility Citibank NA) (c)(h)	5,000	5,000
Series PT 1929, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,550	7,550
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1997 A, 3.82%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,670	4,670
Series 1998 A, 3.82% (MBIA Insured), VRDN (c)(f)	550	550
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.83% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,600	4,600
Kane, McHenry, Cook & DeKalb Counties United School District #300 Participating VRDN Series PT 3947, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	27,855	27,855
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 3.81%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5 Participating VRDN Series PT 1989, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,395	5,395
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 3.83% (Liquidity Facility Citibank NA) (c)(h)	10,520	10,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	$ 4,600	$ 4,600
Series Putters 269, 3.83% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,660	2,660
Series PZ 45, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,895	4,895
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 3.85%, LOC Harris NA, VRDN (c)(f)	3,135	3,135
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 3.85%, LOC Fannie Mae, VRDN (c)(f)	10,630	10,630
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	560	560
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 3.84%, LOC JPMorgan Chase Bank, VRDN (c)(f)	9,500	9,500
South Miami Health Facilities Baptist Health Participating VRDN Series PA 1492, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,820	9,820
Springfield Arpt. Auth. Arpt. Rev. Bonds (Garrett Aviation Services Proj.) 4.4% 2/1/08 (Gen. Elec. Co. Guaranteed) (f)	6,095	6,121
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series PZ 47, 3.83% (Liquidity Facility BNP Paribas SA) (c)(h)	10,380	10,380
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.):
3.85%, LOC LaSalle Bank NA, VRDN (c)(f)	7,490	7,490
3.85%, LOC LaSalle Bank NA, VRDN (c)(f)	4,875	4,875
Winnebago County Gen. Oblig. Participating VRDN Series PT 2070, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,640	5,640
		893,904
Indiana - 2.7%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 3.84%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	5,710	5,710
Brownsburg 1999 School Bldg. Corp. Participating VRDN Series PT 3234, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,120	6,120
Carmel Wtrwks. Rev. BAN Series A, 4.5% 9/21/07	20,000	20,051
Clark Pleasant Cmnty. School Bldg. Corp. Participating VRDN Series PT 3103, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,970	5,970
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	$ 6,750	$ 6,750
Columbus Repair and Renovation School Bldg. Corp. Participating VRDN Series Putters 1079 B, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	7,130	7,130
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 3.88%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,800	2,800
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 3.83%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,919	7,919
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 3.81%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	1,999	1,999
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 3.83%, VRDN (c)(f)	19,500	19,500
Ind. Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Participating VRDN Series PA 1423 R, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,500	7,500
Indiana Bond Bank RAN 4.25% 1/31/08, LOC Bank of New York, New York	34,200	34,333
Indiana Dev. Fin. Auth. Envir. Rev.:
(Mittal Steel Co. Proj.) 3.87%, LOC Bank of Montreal, VRDN (c)(f)	8,100	8,100
(PSI Energy Proj.) Series A, 3.77%, LOC Barclays Bank PLC, VRDN (c)(f)	46,500	46,500
(PSI Energy, Inc. Proj.) Series B, 3.81%, LOC Calyon, VRDN (c)(f)	21,000	21,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 4.11%, VRDN (c)(f)	7,000	7,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 3.81%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,250	6,250
Series 2002 B, 3.81%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 3.86%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev. Participating VRDN Series PA 972, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 12, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	$ 11,802	$ 11,802
Series Merlots 01 A2, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	885	885
Series Merlots 97 H, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,255	2,255
Series Putters 1204, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,435	5,435
Series ROC II R99, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	3,035	3,035
Indiana State Univ. Revs. Series 2005, 3.75% 9/12/07, LOC JPMorgan Chase Bank, CP	25,300	25,300
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series PT 2262, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,135	5,135
Series PT 3249, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,670	5,670
Indianapolis Arpt. Auth. Participating VRDN Series MSTC 06 263 Class A, 3.84% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	10,405	10,405
Indianapolis Arpt. Auth. Rev. Participating VRDN Series LB 05 L24, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	16,395	16,395
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 3.85%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	9,845	9,845
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 3.84%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,300	6,300
(US LLC Proj.) Series 1996, 4.28%, LOC JPMorgan Chase Bank, VRDN (c)(f)	300	300
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 150, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,170	7,170
Series MT 39, 3.84% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	16,270	16,270
Series Putters 1154, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	14,170	14,170
Series Putters 1424, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	16,870	16,870
Series Putters 3490, 3.84% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	7,695	7,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank Wtrwks. Participating VRDN Series PT 3963, 3.83% (Liquidity Facility Dexia Cr. Local de France) (c)(h)	$ 6,525	$ 6,525
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 2297, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,635	5,635
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 3.81%, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 4.06%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	600	600
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.) 3.81%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	8,200	8,200
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 3.85%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Series 1999 A, 3.85%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 3.85%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Springfield Pub. Util. Rev. Participating VRDN Series 06 34, 3.88% (Liquidity Facility ABN-AMRO Bank NV) (c)(f)(h)	19,520	19,520
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 3.89%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	3,700	3,700
		492,584
Iowa - 0.5%
Iowa Fin. Auth.:
Participating VRDN:
Series 2003 L21J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,635	6,635
Series LB 04 L33J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	10,605	10,605
Series 2003 F, 3.8% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(f)	11,385	11,385
Series 2005 C, 3.8% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	12,000	12,000
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN:
Series BA 00 N, 3.91% (Liquidity Facility Bank of America NA) (c)(f)(h)	5,025	5,025
Series Putters 1205, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	8,325	8,325
Series ROC II R74, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	2,545	2,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Single Family Rev.: - continued
(Mtg. Backed Securities Prog.) Series 2004 G, 3.83% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	$ 15,500	$ 15,500
Tobacco Settlement Auth. Tobacco Settlement Rev. Participating VRDN Series ROC II R456CE, 3.83% (Liquidity Facility Citibank NA) (c)(h)	11,770	11,770
		83,790
Kansas - 0.8%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 3.81%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Johnson County Wtr. District #001 Wtr. Rev. Participating VRDN:
Series PZ 236, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,530	10,530
Series PZ 237, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,480	11,480
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 3.83% (Liquidity Facility Citibank NA) (c)(h)	5,000	5,000
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 3.84%, LOC Fannie Mae, VRDN (c)(f)	7,800	7,800
Olathe Gen. Oblig. BAN Series A, 4% 6/1/08	25,700	25,777
Sedgwick & Shawnee Counties Participating VRDN Series Merlots 07 C45, 3.87% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	5,230	5,230
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 3.65% 4/1/08	46,890	46,890
		137,807
Kentucky - 1.9%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.89%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
City of Madisonville (Trover Clinic Foundation, Inc. Proj.) 3.8%, VRDN (c)	19,250	19,250
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 3.83% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.83% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	65,650	65,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.): - continued
Series 1993 B, 3.83% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	$ 37,700	$ 37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 3.92%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 3.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 4.28%, LOC JPMorgan Chase Bank, VRDN (c)(f)	690	690
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,475	5,475
Series PT 490, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	6,245	6,245
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 3.85% (Deutsche Post AG Guaranteed), VRDN (c)(f)	35,800	35,800
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.89%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series 1991 E, 3.8% (AMBAC Insured), VRDN (c)(f)	31,200	31,200
Kentucky Hsg. Participating VRDN Series Clipper 05 35, 3.85% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	10,000	10,000
Kentucky Hsg. Auth. Participating VRDN 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,740	8,740
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN:
Series 03 L49J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,460	2,460
Series PA 1445, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,050	8,050
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series PT 2702, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,850	14,850
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 3.89%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	6,000	6,000
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 3.84%, LOC Wachovia Bank NA, VRDN (c)(f)	7,450	7,450
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 3.83% (Liquidity Facility Citibank NA) (c)(h)	6,115	6,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville Reg'l. Arpt. Auth. Sys. Rev. Participating VRDN Series LB 05 P3U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 11,345	$ 11,345
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.88% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	15,100	15,100
Series 1984 B2, 3.88% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	9,830	9,830
Series 1984 B3, 3.88% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	9,615	9,615
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 3.95%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	2,050	2,050
		338,485
Louisiana - 1.9%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 996, 3.86% (Liquidity Facility Morgan Stanley) (c)(f)(h)	7,315	7,315
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 3.85% (Liquidity Facility Citigroup, Inc.) (c)(h)	8,080	8,080
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 4.04%, VRDN (c)(f)	7,500	7,500
Jefferson Parish Fin. Auth. Participating VRDN Series GS 07 28TP, 3.83% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(h)	47,520	47,520
Lafayette Utils. Rev. Participating VRDN Series PT 2323, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,190	5,190
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 3.93% (ConocoPhillips Guaranteed), VRDN (c)(f)	24,000	24,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 06 0129, 3.83% (Liquidity Facility Citibank NA) (c)(h)	27,225	27,225
Series EGL 06 0137, 3.83% (Liquidity Facility Citibank NA) (c)(h)	11,550	11,550
Series EGL 06 73 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	9,900	9,900
Series EGL 7050038 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	4,350	4,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series LB 99 A52, 3.95% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	$ 1,610	$ 1,610
Series MS 1224, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	22,800	22,800
Participating VRDN Series Clipper 05 11, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	3,411	3,411
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,765	5,765
New Orleans Aviation Board Rev. Series 1997 A, 3.9% (MBIA Insured), VRDN (c)(f)	18,745	18,745
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 3.86% (Liquidity Facility Citibank NA) (c)(h)	5,790	5,790
Port New Orleans Board Commerce Rev. 3.82%, LOC BNP Paribas SA, VRDN (c)(f)	14,855	14,855
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 3.86%, LOC Wachovia Bank NA, VRDN (c)(f)	12,600	12,600
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 4.05% tender 6/7/07, CP mode	12,000	12,000
(Dow Chemical Co. Proj.):
Series 1993, 4.04%, VRDN (c)(f)	15,000	15,000
Series 1994 A, 4.04%, VRDN (c)(f)	14,700	14,700
Series 1994 B, 4%, VRDN (c)	10,600	10,600
Series 1995, 4.04%, VRDN (c)(f)	43,600	43,600
		334,106
Maine - 1.0%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 3.81%, LOC Bank of America NA, VRDN (c)(f)	12,500	12,500
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 184, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	1,680	1,680
Series MT 185, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	4,690	4,690
Series MT 207, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	1,380	1,380
Series MT 275, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	3,560	3,560
Series MT 375, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,340	6,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Hsg. Auth. Mortgage Purchase Rev.:
Bonds:
(Maine Gen. Mortgage Proj.) Series 2006 H, 3.62%, tender 12/17/07 (c)(f)	$ 22,800	$ 22,800
Series 2007 B, 3.75%, tender 5/15/08 (c)(f)	8,500	8,500
Series F, 3.65%, tender 9/14/07 (c)(f)	35,000	35,000
Participating VRDN Series BA 99 P, 3.91% (Liquidity Facility Bank of America NA) (c)(f)(h)	11,115	11,115
Series 2003 E2:
3.8% (AMBAC Insured), VRDN (c)(f)	25,450	25,450
3.8% (AMBAC Insured), VRDN (c)(f)	17,515	17,515
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 3.8%, LOC Fannie Mae, VRDN (c)(f)	22,100	22,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 3.83%, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	2,000	2,000
		183,630
Maryland - 1.8%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 3.72% tender 8/3/07, LOC Wachovia Bank NA, CP mode (f)	35,000	35,000
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3.96% tender 9/10/07, LOC Wachovia Bank NA, CP mode	48,000	48,000
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 3.86%, LOC BNP Paribas SA, VRDN (c)	6,100	6,100
Baltimore County Gen. Oblig. (Notre Dame Preparatory School Proj.) 3.88%, LOC Manufacturers & Traders Trust Co., VRDN (c)	6,560	6,560
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3.98% tender 6/1/07, LOC Wachovia Bank NA, CP mode	13,700	13,700
Baltimore Rev. Participating VRDN Series SGA 20, 3.86% (Liquidity Facility Societe Generale) (c)(h)	13,900	13,900
Maryland Participating VRDN Series EC 1072, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	20,000	20,000
Maryland Cmnty. Dev. Administration Participating VRDN Series LB 07 P45W, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,000	4,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. Participating VRDN Series LB 07 P26W, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Bonds Series N, 3.72% 9/12/07 (f)	$ 21,000	$ 21,000
Participating VRDN:
Series LB 04 L24, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	9,845	9,845
Series LB 04 L59J, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,170	6,170
Series LB 04 L75J, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,535	8,535
Series MT 160, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,480	2,480
Series MT 311, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	25	25
Series PT 3188, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	1,325	1,325
Series Putters 1206, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	8,000	8,000
Series Putters 1515, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,000	3,000
Series Putters 1759, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	2,895	2,895
Series RBC I 27, 3.84% (Liquidity Facility Royal Bank of Canada) (c)(f)(h)	10,845	10,845
Series UBS 07 1004, 3.85% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	6,665	6,665
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,600	1,600
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	15,000	15,000
Maryland Health & Higher Edl. Facilities Auth. Rev. 3.8% 7/11/07 (Liquidity Facility Wachovia Bank NA), CP	10,965	10,965
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,900	1,900
Series MT 313, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,955	6,955
Series MT 314, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,545	6,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN: - continued
Series MT 88, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	$ 6,070	$ 6,070
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN Series MSTC 7027, 3.84% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	4,800	4,800
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Participating VRDN:
Series PT 766, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	7,735	7,735
Series PT 842, 3.84% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	9,995	9,995
		328,785
Massachusetts - 0.1%
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. Participating VRDN Series BS 3061, 3.84% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	14,995	14,995
Michigan - 1.9%
Detroit City School District Participating VRDN Series BA 02 H, 3.84% (Liquidity Facility Bank of America NA) (c)(h)	4,620	4,620
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	7,365	7,365
Series GS 06 100 TP, 3.81% (Liquidity Facility DEPFA BANK PLC) (c)(h)	23,495	23,495
Series PT 3755, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	23,500	23,500
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Putters 200, 3.83% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,100	4,100
Series Putters 345, 3.83% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,495	8,495
Hudsonville Pub. Schools Participating VRDN Series PT 2797, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,295	6,295
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 06 0113, 3.83% (Liquidity Facility Citibank NA) (c)(h)	8,080	8,080
Series PZ 119, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,660	12,660
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series PT 732, 3.82% (Liquidity Facility Svenska Handelsbanken AB) (c)(h)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 3.82%, LOC Bank of America NA, VRDN (c)(f)	$ 7,520	$ 7,520
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Bonds Series 2007 A, 3.85%, tender 7/2/07 (FSA Insured) (c)(f)	10,800	10,800
Series 2000 A, 3.84% (MBIA Insured), VRDN (c)(f)	39,100	39,100
Series 2002 A, 3.82% (MBIA Insured), VRDN (c)(f)	24,700	24,700
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.85% (MBIA Insured), VRDN (c)(f)	4,400	4,400
Series 2002 A, 3.85% (MBIA Insured), VRDN (c)(f)	8,100	8,100
Series B, 3.88% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	12,800	12,800
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series BA 02 F, 3.84% (Liquidity Facility Bank of America NA) (c)(h)	4,995	4,995
Series EGL 00 2201, 3.83% (Liquidity Facility Citibank NA) (c)(h)	16,110	16,110
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	47,300	47,382
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) 3.95%, VRDN (c)	4,700	4,700
(Fintex LLC Proj.) Series 2000, 3.93%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,100	1,100
(Majestic Ind., Inc. Proj.) 3.93%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,500	1,500
(YMCA Metropolitan Lansing Proj.) 3.86%, LOC LaSalle Bank Midwest NA, VRDN (c)	9,625	9,625
Michigan Sumitomo Bank Participating VRDN Series BNY 02 3, 3.85% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	1,500	1,500
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 07 0017, 3.84% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	11,300	11,300
Series MT 203, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	16,125	16,125
Series Putters 2667, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	18,320	18,320
Series Putters 836, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,570	7,570
		350,557
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 1.6%
Anoka County Solid Waste Disp. Rev. Bonds (Great River Energy Proj.) Series 1988 A, 4.05% tender 6/5/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (f)	$ 1,800	$ 1,800
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 4%, LOC LaSalle Bank NA, VRDN (c)(f)	7,195	7,195
(Regatta Commons Proj.) Series A, 4%, LOC LaSalle Bank NA, VRDN (c)(f)	3,100	3,100
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN:
Series MT 60, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	7,360	7,360
Series MT 61, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	13,450	13,450
Series PT 2816, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,880	2,880
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 3.84%, LOC Fannie Mae, VRDN (c)(f)	4,325	4,325
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 3.84%, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Minneapolis & Saint Paul Metropolitan Arpt. Commission Participating VRDN Series PT 4038, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,250	5,250
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Participating VRDN:
Series PT 1457, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,115	5,115
Series PT 1459, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,575	5,575
Series PT 2844, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,400	7,400
Series PT 2854, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,635	9,635
Series PT 735, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	5,225	5,225
3.81% 9/12/07, LOC WestLB AG, CP (f)	6,768	6,768
Minnesota Participating VRDN Series EC 1059, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	17,770	17,770
Minnesota Hsg. Fin. Agcy.:
Bonds:
(Minnesota Residential Hsg. Fin. Proj.):
Series B, 3.7% 3/4/08 (f)	15,500	15,500
Series P, 3.58%, tender 11/29/07 (c)(f)	26,000	26,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Hsg. Fin. Agcy.: - continued
Bonds:
(Minnesota Residential Hsg. Fin. Proj.) Series R, 3.58%, tender 11/29/07 (c)(f)	$ 11,500	$ 11,500
(Residential Hsg. Fin. Proj.) Series 2007 G, 3.73% 5/29/08 (f)	45,800	45,800
Participating VRDN:
Series LB 03 L28J, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,600	5,600
Series LB 04 L23, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,915	5,915
Series LB 06 K23, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,000	5,000
Series LB 07 P53W, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,595	6,595
Series Merlots 01 B3, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,485	1,485
Series MS 06 1800, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	5,000	5,000
Series Putters 1207, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,110	6,110
(Minnesota Residential Hsg. Fin. Proj.) Series I, 3.8% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	38,950	38,950
Richfield Multi-family Hsg. Rev. (Lynwood Partners LLC Proj.) 3.93%, LOC LaSalle Bank NA, VRDN (c)(f)	15,445	15,445
		297,348
Mississippi - 0.7%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 3.85%, VRDN (c)(f)	18,100	18,100
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.88%, LOC JPMorgan Chase Bank, VRDN (c)(f)	20,300	20,300
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.81%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series PT 3240, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	17,830	17,830
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 3.83% (Liquidity Facility Citibank NA) (c)(h)	10,900	10,900
Series PT 3747, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,575	11,575
Series Putters 138, 3.82% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	11,895	11,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 8,200	$ 8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	9,670	9,670
(Colony Park Apts. Proj.) Series 1998 I, 3.88%, LOC Regions Bank of Alabama, VRDN (c)(f)	8,000	8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,180	1,180
		122,650
Missouri - 2.1%
Clay County Pub. School District Participating VRDN Series PT 2195, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,025	6,025
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	13,000	13,000
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) 3.81%, LOC Fannie Mae, VRDN (c)(f)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 3.83%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,300	7,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 3.83% (Liquidity Facility Wachovia Bank NA) (c)(h)	13,210	13,210
(Lutheran High School Assoc. Proj.) 3.93%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,700	4,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 03 48 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	9,835	9,835
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 B, 3.8%, LOC Bank of America NA, VRDN (c)(f)	37,800	37,800
Series 1991 B, 3.8% (MBIA Insured), VRDN (c)(f)	17,400	17,400
Series 2005 A, 3.81% (MBIA Insured), VRDN (c)(f)	32,300	32,300
Series 2005 B, 3.8% (MBIA Insured), VRDN (c)(f)	20,000	20,000
Series 2005 E, 3.85% (MBIA Insured), VRDN (c)(f)	7,750	7,750
Series 2006 A, 3.81% (MBIA Insured), VRDN (c)(f)	40,000	40,000
Series 2006 B, 3.81% (MBIA Insured), VRDN (c)(f)	15,000	15,000
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 3.84% (Liquidity Facility Bank of America NA) (c)(f)(h)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN: - continued
Series Clipper 05 14, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	$ 8,391	$ 8,391
Series FRRI 03 L5J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,220	5,220
Series FRRI A64, 3.89% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	775	775
Series LB 04 L15, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,920	3,920
Series LB 04 L35J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,005	5,005
Series Merlots 01 A28, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,535	1,535
Series Putters 1208, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,850	3,850
Series Putters 1514, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,300	2,300
Series Putters 224, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	1,660	1,660
Missouri Hwy. & Trans. Commission Participating VRDN Series PT 4015, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,125	4,125
Saint Louis Arpt. Rev. Participating VRDN:
Series EC 1086, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	16,540	16,540
Series MT 414, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	9,990	9,990
Series PT 4013, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,310	9,310
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.):
Series 2003 A, 3.8%, LOC Fannie Mae, VRDN (c)(f)	26,500	26,500
Series 2003 C, 3.81%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,050	4,050
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 4%, LOC LaSalle Bank NA, VRDN (c)(f)	4,500	4,500
Series B, 4%, LOC LaSalle Bank NA, VRDN (c)(f)	7,875	7,875
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	32,060	32,060
		386,276
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.3%
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 3.91% (Liquidity Facility Bank of America NA) (c)(f)(h)	$ 2,525	$ 2,525
Series Clipper 2006 2, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	15,420	15,420
Series LB 03 L33J, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	14,830	14,830
Series LB 04 6, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,320	6,320
Series Merlots 02 A19, 3.88% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	1,535	1,535
Series Putters 1209, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,615	5,615
		46,245
Nebraska - 1.5%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.81%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Nebhelp, Inc. Rev. Series C, 3.83% (MBIA Insured), VRDN (c)(f)	40,000	40,000
Nebraska Hsg. Participating VRDN 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,005	5,005
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series FRRI L31, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	705	705
Series LB 06 K52, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,800	4,800
Series Merlots 00 UU, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,930	2,930
Series 2000 F, 3.85% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	21,620	21,620
Series 2001 B, 3.85% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	21,055	21,055
Series 2001 E, 3.85% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	13,860	13,860
Series 2002 B, 3.85% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	22,070	22,070
Series 2002 F, 3.85% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	18,375	18,375
Series 2003 B, 3.85% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	12,875	12,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2003 E, 3.85% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	$ 8,430	$ 8,430
Series 2004 B, 3.85% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	10,295	10,295
Series 2004 G, 3.85% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	9,210	9,210
Series 2005 B, 3.85% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	15,160	15,160
Series 2006 B, 3.85% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	17,375	17,375
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 16 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	5,330	5,330
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series EC 1066, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,335	13,335
Omaha Pub. Pwr. District Elec. Rev. 3.84% 6/28/07 (Liquidity Facility JPMorgan Chase Bank), CP	16,300	16,300
		261,730
Nevada - 2.3%
Clark County Arpt. Rev. Participating VRDN:
Series EGL 720050024 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	17,205	17,205
Series MT 31, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	11,590	11,590
Series PT 2358, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,185	5,185
Series Putters 498, 3.86% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)(h)	21,095	21,095
Series Putters 910, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,320	5,320
Series ROC II R 7534, 3.85% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	13,155	13,155
Series ROC II R 9086, 3.85% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	20,560	20,560
Clark County Fuel Tax:
Participating VRDN:
Series PZ 132, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,710	8,710
Series PZ 135, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,175	6,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax: - continued
Participating VRDN: - continued
Series 2005 B:
3.64% 8/15/07, LOC Landesbank Hessen-Thuringen, CP	$ 35,000	$ 35,000
3.83% 6/12/07, LOC Landesbank Hessen-Thuringen, CP	17,500	17,500
Clark County Indl. Dev. Rev.:
Participating VRDN:
Series Floaters 04 1181, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	3,170	3,170
Series MS 06 1325, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	14,400	14,400
Series Putters 1765, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	11,230	11,230
(Southwest Gas Corp. Proj.) Series A, 3.87%, LOC Bank of America NA, VRDN (c)(f)	24,750	24,750
Clark County Passenger Facility Charge Rev. McCarren Int'l. Arpt. Participating VRDN Series Stars 07 31, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	11,000	11,000
Clark County School District Participating VRDN:
Series PT 3261, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,975	15,975
Series PT 3404, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	22,840	22,840
Series PZ 166, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	30,135	30,135
Series PZ 168, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	18,420	18,420
Series PZ 170, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,145	7,145
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series 2659, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,670	4,670
Las Vegas Valley Wtr. District Participating VRDN Series PT 1672, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,365	16,365
Nevada Gen. Oblig. Participating VRDN Series PZ 141, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,435	4,435
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	845	845
(Horizon Apt. Hsg. Proj.) Series 2000 A, 3.8%, LOC Fannie Mae, VRDN (c)(f)	5,510	5,510
Nevada State Dept. of Bus. & Industry:
(Republic Svcs., Inc. Proj.) 4.05%, VRDN (c)(f)	24,900	24,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada State Dept. of Bus. & Industry: - continued
(Valley Joist, Inc. Proj.) Series A, 3.88%, LOC Regions Bank of Alabama, VRDN (c)(f)	$ 6,845	$ 6,845
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series PT 3212, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,695	10,695
Reno Hosp. Rev. Renown Reg'l. Med. Ctr. Participating VRDN Series MT 423, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	22,490	22,490
		417,315
New Hampshire - 1.4%
Manchester Arpt. Rev. 3.85% (FGIC Insured), VRDN (c)(f)	31,760	31,760
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 3.86%, LOC Wachovia Bank NA, VRDN (c)(f)	10,500	10,500
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 3.81%, LOC Bank of America NA, VRDN (c)(f)	2,500	2,500
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 3.73% tender 8/8/07, CP mode (f)	20,000	20,000
Series 1990 B, 3.77% tender 9/13/07, CP mode	40,600	40,600
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 3.86%, LOC Wachovia Bank NA, VRDN (c)(f)	4,625	4,625
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 4.1%, LOC HSBC Bank USA, VRDN (c)(f)	3,050	3,050
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 3.85%, LOC Deutsche Bank AG, VRDN (c)(f)	20,000	20,000
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 3.83%, LOC Fannie Mae, VRDN (c)(f)	7,600	7,600
New Hampshire Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN Series Clipper 05 3, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	48,227	48,227
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 01 B, 3.91% (Liquidity Facility Bank of America NA) (c)(f)(h)	1,135	1,135
Series LB 05 P4, 3.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,650	6,650
Series Merlots 00 A29, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,435	1,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN: - continued
Series Merlots 00 B13, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 380	$ 380
Series Merlots 01 A51, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,980	1,980
Series Merlots 01 A82, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,165	2,165
Series Merlots 97 F, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,985	1,985
Series PA 1404R, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	16,935	16,935
Series PA 351, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	550	550
Series Putters 1210, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,920	6,920
Series Putters 1284, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,400	7,400
Series Putters 1555, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,165	6,165
New Hampshire State Hsg. Fin. Rev. Participating VRDN Series Putters 1431, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	12,020	12,020
		254,582
New Jersey - 0.5%
East Brunswick Township Gen. Oblig. BAN 4% 1/4/08	15,813	15,841
Fair Lawn Gen. Oblig. BAN Series A, 4% 12/19/07	11,749	11,768
Madison Borough Gen. Oblig. BAN 4% 10/19/07	11,200	11,212
Passaic County Gen. Oblig. BAN 4% 5/14/08	33,386	33,484
Stafford Township BAN 4% 12/19/07	10,408	10,424
		82,729
New Mexico - 0.2%
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 3.83%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,785	1,785
New Mexico Mortgage Fin. Auth. Participating VRDN 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,015	5,015
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Clipper 05 15, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	10,861	10,861
Series Merlots 00 A9, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,875	1,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Mtg. Fin. Auth. Participating VRDN: - continued
Series Merlots 01 A37, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 4,795	$ 4,795
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,180	5,180
		29,511
New York - 0.3%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 3.77% 8/23/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	61,700	61,700
New York & New Jersey - 0.8%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	151,450	151,450
Non State Specific - 1.2%
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 04 11, 3.89% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	51,650	51,650
Series Clipper 05 18, 3.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	21,547	21,547
Series Clipper 05 19, 3.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,575	6,575
Series Clipper 2006 2, 3.88% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	12,169	12,169
3.88% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	12,993	12,993
Illinois, Georgia & Kansas Participating VRDN Series LB 06 P30U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	12,530	12,530
Lehman Brothers Pooled Muni. Trust Receipts Participating VRDN:
Series LB 04 L68J, 3.97% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	16,950	16,950
Series LB 05 L11, 3.94% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	11,965	11,965
Series LB 05 LJ5, 3.94% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	20,225	20,225
Multi-State Hsg. Participating VRDN:
Series Clipper 07 14, 3.88% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	15,100	15,100
Series Clipper 07 19, 3.88% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - continued
Multistate Participating VRDN Series PZP 015, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 12,685	$ 12,685
Multistate Puttable Floating Option Tax Receipts Participating VRDN Series PZP 017, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,600	3,600
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 018, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,965	9,965
		216,454
North Carolina - 2.8%
Brunswick County Enterprise Participating VRDN PT 2235, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,310	5,310
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.89%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	2,100	2,100
Charlotte Arpt. Rev.:
Participating VRDN Series ROC II 99 R9, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	3,000	3,000
Series A, 3.81% (MBIA Insured), VRDN (c)(f)	30,560	30,560
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,470	5,470
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 4.05%, VRDN (c)(f)	18,100	18,100
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 3.91%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	2,650	2,650
Mecklenburg Co. Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 3.81%, LOC Bank of America NA, VRDN (c)(f)	5,910	5,910
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	3,600	3,600
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN Series EGL 7053016 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	8,500	8,500
(Duke Energy Corp. Proj.):
Series 2006 A, 3.81%, LOC Wachovia Bank NA, VRDN (c)(f)	32,700	32,700
Series 2006 B, 3.81%, LOC Wachovia Bank NA, VRDN (c)(f)	52,000	52,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 3.84% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	29,600	29,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN: - continued
Series FRRI 02 L7, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 2,645	$ 2,645
Series FRRI 03 L17, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,400	1,400
Series Merlots 06 B12, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	9,195	9,195
Series Putters 1553, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,045	5,045
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2005 A2, 3.84% (AMBAC Insured), VRDN (c)(f)	43,500	43,500
Piedmont Triad Arpt. Auth. Series B, 3.81% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	34,010	34,010
Raleigh Durham Arpt. Auth. Rev.:
Series 2006 B, 3.85% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	75,000	75,000
Series 2006 C, 3.81% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	26,000	26,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	6,900	6,900
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
3.83%, LOC Wachovia Bank NA, VRDN (c)(f)	30,855	30,855
3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	7,000	7,000
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	6,100	6,100
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	42,710	42,710
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 3.85%, LOC Harris NA, VRDN (c)(f)	1,425	1,425
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,100	5,100
		503,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.2%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 3.88% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	$ 7,850	$ 7,850
North Dakota Hsg. Fin. Agcy. Rev. Series 2003 A:
3.82% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	10,000	10,000
3.82% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	12,490	12,490
		30,340
Ohio - 1.4%
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 3.81%, LOC Nat'l. City Bank Cleveland, VRDN (c)	6,100	6,100
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 3.81%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,400	7,400
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.89% (Deutsche Post AG Guaranteed), VRDN (c)(f)	35,700	35,700
Series 2007 B, 3.89% (Deutsche Post AG Guaranteed), VRDN (c)(f)	35,700	35,700
Series 2007 C, 3.89% (Deutsche Post AG Guaranteed), VRDN (c)(f)	31,300	31,300
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.9%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	5,400	5,400
Middletown Hosp. Facilities Rev. Participating VRDN Series MT 239, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,495	12,495
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.98%, VRDN (c)	13,700	13,700
Series A, 3.8%, LOC Barclays Bank PLC, VRDN (c)(f)	8,000	8,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 98 B, 3.91% (Liquidity Facility Bank of America NA) (c)(f)(h)	17,500	17,500
Series BA 98 Q, 3.91% (Liquidity Facility Bank of America NA) (c)(f)(h)	19,010	19,010
Series LB 03 L46J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,700	3,700
Series PT 582, 3.82% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	2,420	2,420
Series Putters 1334, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,255	2,255
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.83%, LOC Charter One Bank NA, VRDN (c)(f)	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.: - continued
(Pedcor Invts. Willow Lake Apts. Proj.) Series A, 3.83%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	$ 2,400	$ 2,400
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.86%, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) 3.78%, LOC Wachovia Bank NA, VRDN (c)(f)	27,100	27,100
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 3.9%, LOC LaSalle Bank Midwest NA, VRDN (c)(f)	600	600
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.91%, LOC KeyBank NA, VRDN (c)(f)	2,200	2,200
Univ. of Cincinnati Gen. Receipts BAN Series E, 4.75% 7/6/07	7,375	7,382
		252,262
Oklahoma - 0.5%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	5,900	5,900
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,300	3,300
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 3.6%, tender 12/1/07 (c)(f)	18,350	18,350
(Shawnee Fdg. LP Proj.) Series 1996, 3.81%, LOC Bank of Nova Scotia, VRDN (c)(f)	3,100	3,100
Oklahoma Hsg. Fin. Agcy. Single Family Mortgage Rev. Participating VRDN Series Clipper 04 3, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	22,180	22,180
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P42, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,000	6,000
Series LB 99 A5, 3.89% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	1,000	1,000
Series Putters 1380, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	10,650	10,650
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 3.81%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	6,800	6,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 3.86%, LOC Bank of America NA, VRDN (c)(f)	$ 1,500	$ 1,500
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B2, 3.91% (Liquidity Facility Bank of America NA) (c)(h)	7,000	7,000
		85,780
Oregon - 0.6%
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 3.89%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	3,825	3,825
Oregon Homeowner Rev. Participating VRDN:
Series MT 227, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,200	7,200
Series MT 228, 3.85% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	43,380	43,380
Series MT 229, 3.84% (Liquidity Facility Lloyds TSB Bank PLC) (c)(h)	9,295	9,295
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating VRDN Series Merlots 01 B5, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,670	5,670
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.94% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	11,750	11,750
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) 3.81%, LOC Bank of America NA, VRDN (c)(f)	1,505	1,505
(New Columbia - Trouton Proj.) 3.81%, LOC Bank of America NA, VRDN (c)(f)	24,730	24,730
		107,355
Pennsylvania - 4.5%
Allegheny County Arpt. Auth. Arpt. Rev. Participating VRDN Series PT 3965, 3.84% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	6,825	6,825
Allegheny County Arpt. Auth. Rev. Participating VRDN Series PT 3891, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,420	4,420
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,905	10,905
Allegheny County Hosp. Dev. Auth. Rev. Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.68%, tender 6/1/07, LOC PNC Bank NA, Pittsburgh (c)	5,600	5,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Berks County Indl. Dev. Auth. Rev., Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 3.83% tender 8/10/07, CP mode (f)	$ 16,700	$ 16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,000	6,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.97%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	70,300	70,300
Series 1998 A2, 3.9%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	12,805	12,805
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 3.88%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	950	950
Gen. Auth. of South Central (Lutheran Social Svc. Proj.) 3.88%, LOC Manufacturers & Traders Trust Co., VRDN (c)	12,735	12,735
Guthrie Health Participating VRDN:
Series BS 7047, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	10,000	10,000
Series GS 7048, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	18,310	18,310
Lehigh Participating VRDN Series MT 385, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,970	12,970
Lehigh County Gen. Purp. Auth. Participating VRDN Series PA 1457, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	18,750	18,750
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 3.88%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,000	2,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988, 3.72% tender 8/8/07, CP mode (f)	18,250	18,250
Series 1991, 3.92% tender 9/4/07, CP mode (f)	15,450	15,450
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.88%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	13,000	13,000
(Merck & Co. Proj.) Series 2000, 3.83%, VRDN (c)(f)	17,000	17,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Hanover, LP Proj.) 3.82%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (c)(f)	5,600	5,600
Series 1994 B3, 3.84%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	600	600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1996 D5, 3.84%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 1,700	$ 1,700
Series 1997 B1, 3.84%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	800	800
Series 1997 B4, 3.84%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	800	800
Series 1997 B6, 3.84%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	200	200
Series 1997 B8, 3.84%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	600	600
Series 1997 B9, 3.84%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, VRDN (c)(f)	10,900	10,900
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 4.055%, VRDN (c)(f)	8,400	8,400
Series B, 3.97% (Sunoco, Inc. Guaranteed), VRDN (c)(f)	6,900	6,900
Pennsylvania Health Sys. Rev. Catholic Health East Participating VRDN Series PA 1483, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,955	3,955
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 3.75% (AMBAC Insured), VRDN (c)(f)	73,200	73,200
Series 1988 C, 3.75% (AMBAC Insured), VRDN (c)(f)	4,000	4,000
Series 1988 E, 3.75% (AMBAC Insured), VRDN (c)(f)	5,000	5,000
Series 1997 A, 3.83% (AMBAC Insured), VRDN (c)(f)	18,600	18,600
Series 2000 A, 3.83% (AMBAC Insured), VRDN (c)(f)	21,800	21,800
Series 2001 B, 3.81% (FSA Insured), VRDN (c)(f)	31,200	31,200
Series 2002 B, 3.83% (FSA Insured), VRDN (c)(f)	47,200	47,200
Series A:
3.83% (AMBAC Insured), VRDN (c)(f)	20,000	20,000
3.83% (FSA Insured), VRDN (c)(f)	79,000	79,000
Series A1, 3.83% (AMBAC Insured), VRDN (c)(f)	35,400	35,400
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.82% (Liquidity Facility Lloyds TSB Bank PLC) (c)(h)	25,700	25,700
Pennsylvania Hsg. Fin. Agcy. Participating VRDN Series LB 06 P35, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,600	4,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mortgage Rev. Participating VRDN:
Series PT 2190, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 6,440	$ 6,440
Series PT 890, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	14,380	14,380
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series Eagles 06 161, 3.83% (Liquidity Facility Citibank NA) (c)(h)	19,000	19,000
Philadelphia Arpt. Rev.:
Participating VRDN Series SG 118, 3.84% (Liquidity Facility Societe Generale) (c)(f)(h)	9,715	9,715
Series 2005 C, 3.87% (MBIA Insured), VRDN (c)(f)	31,300	31,300
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series MT 342, 3.84% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	8,745	8,745
Series PA 882, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,795	3,795
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 3.83% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	13,320	13,320
Saint Mary's Hosp. Auth. Pennsylvania Health Sys. Rev. Catholic Health East Participating VRDN Series 1480, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,735	7,735
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 4.25% 4/24/08	19,100	19,204
		815,059
Rhode Island - 0.4%
Rhode Island Econ. Dev. Corp. Participating VRDN:
Series PT 2954, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,225	2,225
Series Putters 971, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,460	3,460
Rhode Island Hsg. & Mortgage Fin. Corp. Participating VRDN Series UBS 07 1002, 3.84% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,000	7,000
Rhode Island Hsg. & Mtg. Fin. Corp.:
Participating VRDN Series PT 3618, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,295	6,295
3.81%, LOC KeyBank NA, VRDN (c)(f)	35,000	35,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Hsg. Auth. Participating VRDN Series LB 06 FX3, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 8,700	$ 8,700
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 3.81%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev. Participating VRDN Series PT 3634, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,900	6,900
		74,580
South Carolina - 1.1%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.89%, VRDN (c)(f)	8,100	8,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 3.88%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,650	7,650
Florence-Darlington Commission for Technical Ed. Spl. Fee Rev. Participating VRDN Series PT 2549, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,180	6,180
North Charleston Hsg. Auth. Multi-family Hsg. Rev. (Horizon Village Proj. ) Series B, 3.82%, LOC Bank of America NA, VRDN (c)(f)	11,075	11,075
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 4%, VRDN (c)	16,000	16,000
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	8,825	8,825
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 3.91% (Liquidity Facility Bank of America NA) (c)(f)(h)	1,825	1,825
Series PA 1072, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,015	5,015
Series ROC II R398, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	2,065	2,065
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,900	2,900
(City Heights Apt. Proj.) Series 2000 A1, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,960	1,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(ACI Industries LLC Proj.) 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 7,000	$ 7,000
(Alfmeier Corp. Proj.) 3.88%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	1,600	1,600
(Carolina Ceramics LLC Proj.) 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	3,200	3,200
(Carolinas Recycling Group Proj.) Series 2001, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	3,100	3,100
(Chambers Richland Co. Landfill Proj.) Series 1997, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	9,000	9,000
(Keys Printing Co. Proj.) 3.93%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,100	1,100
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 3.86%, LOC Wachovia Bank NA, VRDN (c)(f)	1,100	1,100
Series 1997 B, 3.86%, LOC Wachovia Bank NA, VRDN (c)(f)	1,800	1,800
Series C, 3.86%, LOC Wachovia Bank NA, VRDN (c)(f)	6,225	6,225
(Paxar Corp. Proj.) Series 1996, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	4,800	4,800
(Ring Missouri LP Proj.) Series 1999, 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,685	2,685
(Turnils North America Proj.) Series 1999, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	6,265	6,265
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 3.81%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
South Carolina Ports Auth. Ports Rev.:
Participating VRDN Series MS 06 1390X, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	10,308	10,308
Series 1998 B, 3.85% (FSA Insured), VRDN (c)(f)	25,000	25,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series PT 2306, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,100	5,100
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.95% tender 8/1/07, CP mode	26,000	26,000
		196,498
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,150	6,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
South Dakota Hsg. Dev. Auth.:
Bonds:
(Homeownership Mortgage Proj.) Series C, 4.5% 6/1/08 (f)	$ 11,175	$ 11,256
(South Dakota Homeownership Mortgage Proj.) Series F, 4.5% 2/1/08 (f)	10,500	10,555
Participating VRDN:
Series Clipper 05 9, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	10,970	10,970
Series LB 05 L18, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	11,650	11,650
Series LB 06 K21, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,015	6,015
Series PA 1436, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	14,980	14,980
Series Putters 1415, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,650	3,650
(Harmony Heights Proj.) Series 2001, 3.9%, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
		81,726
Tennessee - 1.8%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 3.81%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
Clarksville Natural Gas Acquisition Corp. Gas Rev. Participating VRDN MOTC PA 1401, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,295	16,295
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 3.81%, LOC Bank of America NA, VRDN (c)(f)	14,000	14,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN:
Series MT 241, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	25,995	25,995
Series PA 1348, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,000	6,000
Series PA 1351, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,950	4,950
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 3.84%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 3.83%, VRDN (c)(f)	11,600	11,600
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 3.83%, LOC Wachovia Bank NA, VRDN (c)(f)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 3.83%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 8,000	$ 8,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	36,815	36,815
Series PT 706, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,525	5,525
Series PT 718, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	4,995	4,995
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Metropolitan Nashville Arpt. Auth. Passenger Facilities Charge Rev. 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	14,645	14,645
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 3.86%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 3.81%, LOC LaSalle Bank NA, VRDN (c)(f)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev. Series II D1, 3.83% (AMBAC Insured), VRDN (c)(f)	16,440	16,440
Shelby County Gen. Oblig. Participating VRDN Series EGL 00 4201, 3.83% (Liquidity Facility Citibank NA) (c)(h)	16,045	16,045
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	16,870	16,870
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	37,480	37,480
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 3.89% (Liquidity Facility Bank of America NA) (c)(f)(h)	2,545	2,545
Series FRRI 02 L13, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,190	4,190
Series LB L32J, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,300	3,300
Series PT 3433, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,030	10,030
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Tennessee Hsg. Dev. Agcy. Participating VRDN: - continued
Series Stars 07 17, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	$ 10,680	$ 10,680
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 3.81%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		330,900
Texas - 11.8%
Alliance Arpt. Auth. Spl. Facilities Rev. Participating VRDN Series PA 1429, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,220	2,220
Arlington Spl. Oblig. Participating VRDN Series LB 05 L19, 3.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	10,000	10,000
Austin Elec. Util. Sys. Rev. Participating VRDN Series EGL 01 4302 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	9,300	9,300
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 3.84% (Liquidity Facility Bank of America NA) (c)(h)	8,915	8,915
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 3.83% (Liquidity Facility Citibank NA) (c)(h)	10,195	10,195
Series PZ 157, 3.83% (Liquidity Facility Wells Fargo & Co.) (c)(h)	8,395	8,395
Brazos County Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MT 76, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,705	4,705
Brazos Hbr. Indl. Dev. Corp. Envir. Facilities Rev. Bonds (ConocoPhillips Co. Proj.) 3.8%, tender 8/1/07 (c)(f)	16,500	16,499
Brazos River Auth. Poll. Cont. Rev.:
Bonds (TXU Energy Co. LLC Proj.) 5.55% 5/1/33 (Pre-Refunded to 5/1/08 @ 102) (f)(g)	5,000	5,179
(Texas Utils. Elec. Co. Proj.):
Series 2001 D1, 3.82%, LOC Wachovia Bank NA, VRDN (c)(f)	99,290	99,290
Series 2001 D2, 3.82%, LOC Wachovia Bank NA, VRDN (c)(f)	28,190	28,190
(Texas Utils. Energy Co. Proj.) Series A, 3.87%, LOC Wachovia Bank NA, VRDN (c)(f)	41,530	41,530
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series A2, 4.04%, VRDN (c)(f)	9,500	9,500
Brazosport Independent School District Participating VRDN:
Series PT 1690, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,935	4,935
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazosport Independent School District Participating VRDN: - continued
Series PT 2315, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 5,315	$ 5,315
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 3.81%, LOC HSBC Bank USA, VRDN (c)(f)	6,250	6,250
Burleson Gen. Oblig. Participating VRDN Series PT 2545, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,540	6,540
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 3.83%, LOC Wachovia Bank NA, VRDN (c)(f)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 3.83%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 3.81%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 3.83%, LOC Wachovia Bank NA, VRDN (c)(f)	25,000	25,000
3.83%, LOC Wachovia Bank NA, VRDN (c)(f)	25,000	25,000
Canutillo Independent School District Participating VRDN Series PT 1936, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,765	4,765
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	3,000	3,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 3.83%, LOC Citibank NA, VRDN (c)(f)	14,300	14,300
Copperas Cove Independent School District Participating VRDN Series PT 3046, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,585	5,585
Cypress-Fairbanks Independent School District Participating VRDN Series PT 2283, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,755	9,755
Dallas Area Rapid Transit Participating VRDN Series PT 3928, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,475	5,475
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series PA 1195, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,265	5,265
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,575	6,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series EGL 03 20 Class A, 3.85% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	$ 16,800	$ 16,800
Series LB 06 P19U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	9,975	9,975
Series Merlots 00 II, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	14,895	14,895
Series Merlots 02 A13, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	12,895	12,895
Series Merlots 03 A34, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,990	4,990
Series PT 2156, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,190	5,190
Series PT 2318, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,570	5,570
Series PT 3875, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,170	10,170
Series PT 682, 3.84% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	9,005	9,005
Series PT 825, 3.84% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	9,995	9,995
Series Putters 1019, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	2,035	2,035
Series Putters 1022, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,470	4,470
Series Putters 1259, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,810	5,810
Series Putters 1704Z, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,000	4,000
Series Putters 201, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	18,245	18,245
Series Putters 202, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	23,220	23,220
Series Putters 350, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,140	7,140
Series Putters 353, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,220	7,220
Series Putters 354, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,000	5,000
Series Putters 355, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,995	7,995
Series Putters 604, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,125	2,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN: - continued
Series Putters 778, 3.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	$ 4,015	$ 4,015
Series ROC II R268, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	3,000	3,000
Dallas Independent School District Participating VRDN Series PT 2181, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,580	3,580
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series EGL 06 109 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	22,295	22,295
Dallas/Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series MT 407, 3.84% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	12,490	12,490
Series PT 3976, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,245	10,245
Denton County Gen. Oblig. Participating VRDN Series PT 2983, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,875	6,875
Denton Util. Sys. Rev. Participating VRDN Series PT 2392, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,295	5,295
Dripping Springs Independent School District Participating VRDN Series PT 3107, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,020	9,020
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 3.85%, LOC Harris NA, VRDN (c)(f)	4,200	4,200
Ector County Independent School District Participating VRDN Series EGL 02 4301 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	4,120	4,120
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,775	1,775
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,965	15,965
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 3.93%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,100	1,100
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 4.13%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,655	3,655
Grapevine Gen. Oblig. Participating VRDN Series PT 3055, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,270	5,270
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Bonds Series 1993 B, 3.78%, tender 6/1/07, LOC State Street Bank & Trust Co., Boston (c)(f)	30,000	30,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Greater East Texas Higher Ed. Auth. Student Ln. Rev.: - continued
Series 1992 B, 3.83%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	$ 30,200	$ 30,200
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 3.83%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	10,400	10,400
Gulf Coast Indl. Dev. Auth. (Mueller Flow Tech., Inc. Proj.) Series 1997, 3.86%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,280	3,280
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
3.89% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	15,000	15,000
3.89% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	12,700	12,700
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.81%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 3.97%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	3,700	3,700
Harris County Flood Cont. District Participating VRDN Series PT 3277, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,960	2,960
Harris County Gen. Oblig. Participating VRDN Series EGL 06 2 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	5,580	5,580
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Louetta Village Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	7,100	7,100
(Primrose Aldine Bender Apt. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	6,170	6,170
(Primrose at Bammel Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 3.81%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	13,350	13,350
3.83%, LOC Bank of America NA, VRDN (c)(f)	7,000	7,000
Houston Arpt. Sys. Rev.:
Participating VRDN:
Series LB 06 K20, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,025	5,025
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.: - continued
Participating VRDN:
Series Merlots 01 B4, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 4,665	$ 4,665
Series MSTC 00 98, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	19,965	19,965
Series PT 1468, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,090	10,090
Series ROC II R40, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	10,125	10,125
Series ROC II R41, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	12,825	12,825
Series A, 3.7% 7/30/07, LOC Dexia Cr. Local de France, CP (f)	5,500	5,500
Series A, 3.81% (FSA Insured), VRDN (c)(f)	3,000	3,000
Houston Cmnty. College Sys. Pub. Facility Corp. Lease Rev. Participating VRDN Series PZ 129, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,900	6,900
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 3.83%, LOC Citibank NA, VRDN (c)(f)	5,000	5,000
(Little Nell Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	13,600	13,600
(Mayfair Park Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
Houston Independent School District Participating VRDN:
Series PT 3402, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,095	16,095
Series PT 3968, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,000	11,000
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 3.89%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,400	4,400
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series EGL 02 4302 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	21,830	21,830
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 3.89%, VRDN (c)(f)	12,600	12,600
Klein Independent School District Participating VRDN Series PT 1934, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,545	5,545
Lancaster Independent School District Participating VRDN Series PA 1264, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Laredo Int'l. Toll Bridge Rev. Participating VRDN Series PT 3106, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 6,820	$ 6,820
Leander Independent School District Participating VRDN Series Piper 05 C, 3.86% (Liquidity Facility Bank of New York, New York) (c)(h)	8,840	8,840
Lehman Brothers Pooled Muni. Trust Receipts Participating VRDN Series LB 05 L16, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	19,377	19,377
Lower Colorado River Auth. Rev.:
Participating VRDN:
Series EGL 00 4302, 3.83% (Liquidity Facility Citibank NA) (c)(h)	6,000	6,000
Series EGL 01 4313 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	7,500	7,500
Series PT 2004, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,705	5,705
Series A, 3.65% 9/6/07 (Liquidity Facility JPMorgan Chase Bank), CP	10,400	10,400
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 3.81%, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 3.84%, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 4.05%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 3.83%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	7,820	7,820
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1991 C, 3.8% (AMBAC Insured), VRDN (c)(f)	16,000	16,000
Series 1991 F, 3.8% (AMBAC Insured), VRDN (c)(f)	14,800	14,800
Series 2005 C, 3.8%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (b)(c)(f)	98,800	98,800
Series 2006 A, 3.8% (AMBAC Insured), VRDN (c)(f)	33,245	33,245
Series A:
3.8% (AMBAC Insured), VRDN (c)(f)	4,900	4,900
3.8% (AMBAC Insured), VRDN (c)(f)	5,600	5,600
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series EGL 720050025 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Participating VRDN Series PT 2254, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 5,370	$ 5,370
Nueces County Participating VRDN Series PT 2178, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,520	10,520
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 3.83% (Liquidity Facility Citibank NA) (c)(h)	9,500	9,500
Pearland Gen. Oblig. Participating VRDN:
Series PT 2364, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,720	5,720
Series PT 3079, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,930	5,930
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 3.86%, LOC JPMorgan Chase Bank, VRDN (c)	5,950	5,950
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.9%, VRDN (c)(f)	50,630	50,630
Port of Houston Auth. Participating VRDN Series PT 3953, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,565	10,565
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series MT 136, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PT 2796, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,975	5,975
Series Putters 888, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,315	6,315
Series Stars 107, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	8,515	8,515
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 2649, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,980	12,980
Series PT 3921, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,990	12,990
3.83% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
San Antonio Independent School District Bonds Series AAB 01 28, 3.82%, tender 6/7/07 (Liquidity Facility ABN-AMRO Bank NV) (c)(h)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 3.86%, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
San Marcos Consolidated Independent School District Participating VRDN Series PT 2284, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,710	8,710
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
South Texas Cmnty. College District Participating VRDN Series PT 1415, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 6,500	$ 6,500
Southeast Texas Hsg. Fin. Corp. Participating VRDN Series MS 06 1641, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	8,480	8,480
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 3.86%, LOC JPMorgan Chase Bank, VRDN (c)	8,350	8,350
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	2,600	2,600
Texarkana Participating VRDN Series PT 3144, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,380	6,380
Texas:
Bonds (College Student Ln. Prog.):
3.92%, tender 6/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	14,925	14,925
3.92%, tender 6/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,110	3,110
3.92%, tender 6/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,670	3,670
3.92%, tender 6/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,565	5,565
3.92%, tender 6/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	4,975	4,975
Participating VRDN:
Series FRRI 01 L41, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,425	8,425
Series PA 1063, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,995	8,995
Series PA 975, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,495	7,495
Series PT 3049, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,460	8,460
Series PT 3670, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	30,000	30,000
(Veterans Hsg. Assistance Prog.) Fund II Series 2002 A2:
3.86%, VRDN (c)(f)	8,300	8,300
3.86%, VRDN (c)(f)	11,650	11,650
(Veterans Land Proj.) Series A, 3.86%, VRDN (c)(f)	27,920	27,920
TRAN 4.5% 8/31/07	118,610	118,794
3.8% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	25,000	25,000
Texas Affordable Hsg. Corp. Single Family Mtg. Rev. Bonds 3.75%, tender 3/10/08 (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN:
Series LB 04 L2, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 3,935	$ 3,935
Series LB 05 L4J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,645	7,645
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.:
Participating VRDN:
Series FRRI 02 L9, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,505	7,505
Series LB 04 L16, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,240	4,240
Series LB 04 L79, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,675	8,675
Series ROC II R178, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	4,145	4,145
(Single Family Mortgage Proj.) Series H, 3.8% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	18,000	18,000
Series 2004 B, 3.8% (FSA Insured), VRDN (c)(f)	41,200	41,200
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Chisholm Trail Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
(Pinnacle Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Post Oak East Apts. Proj.) Series A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
Texas St. College Student Ln. Participating VRDN Series LB 06 K38, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,550	5,550
Texas State Dept. Hsg. & Cmnty. Affairs (Residences at Sunset Pointe Proj.) 3.88%, LOC Bank of America NA, VRDN (c)(f)	15,000	15,000
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series EGL 02 6004 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	12,650	12,650
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Participating VRDN Series Stars 06 155, 3.83% (Liquidity Facility BNP Paribas SA) (c)(h)	9,580	9,580
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	6,700	6,700
Univ. of Texas Univ. Revs.:
Participating VRDN Series EGL 06 108 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	18,810	18,810
Series 2002 A, 3.75% 8/23/07 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	22,685	22,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waxahachie Gen. Oblig. Participating VRDN Series PT 2273, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 5,500	$ 5,500
Wichita Falls Independent School District Participating VRDN Series PT 4080, 3.83% (Permanent School Fund of Texas Guaranteed) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	25,710	25,710
		2,131,559
Utah - 1.2%
Intermountain Pwr. Agcy.:
Series 1997 B-3, 3.65% 9/6/07 (Liquidity Facility Bank of Nova Scotia), CP	45,000	45,000
Series 1998 B-4, 3.65% 9/6/07 (Liquidity Facility Bank of Nova Scotia), CP	26,300	26,300
Salt Lake County Hosp. Rev. Participating VRDN Series PT 877, 3.83% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	9,990	9,990
Utah Board of Regents Student Ln. Rev.:
Series 1995 L, 3.8% (AMBAC Insured), VRDN (c)(f)	66,600	66,600
Series 1996 Q, 3.8% (AMBAC Insured), VRDN (c)(f)	49,500	49,500
Series W, 3.8% (AMBAC Insured), VRDN (c)(f)	10,000	10,000
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
		215,875
Vermont - 0.6%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 3.83% (Liquidity Facility Wachovia Bank NA) (c)(h)	10,175	10,175
Vermont Hsg. Fin. Agcy. Rev. Bonds (Vermont Single Family Prog.) Series 24B, 3.8% 11/1/07 (f)	5,000	5,003
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series LB 04 L13, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,245	2,245
Series LB 04 L76, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,500	4,500
Series 17 A, 3.8% (FSA Insured), VRDN (c)(f)	6,650	6,650
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 3.83%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	6,500	6,500
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ, 3.8% (AMBAC Insured), VRDN (c)(f)	67,685	67,685
		102,758
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.6%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	$ 17,000	$ 17,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 3.83%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,500	14,500
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 3.85%, LOC Harris NA, VRDN (c)(f)	2,560	2,560
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.81%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.85% (Liquidity Facility Lloyds TSB Bank PLC) (c)(h)	13,600	13,600
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	3,000	3,000
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,245	5,245
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 3.95% tender 10/12/07, CP mode (f)	10,000	10,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 3.77%, LOC Fannie Mae, VRDN (c)(f)	4,537	4,537
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
4.05% tender 6/13/07, CP mode	3,400	3,400
4.05% tender 6/14/07, CP mode	4,000	4,000
4.05% tender 6/15/07, CP mode	3,300	3,300
4.05% tender 6/20/07, CP mode	2,700	2,700
4.05% tender 6/21/07, CP mode	3,600	3,600
4.05% tender 6/27/07, CP mode	2,000	2,000
Series 1987, 4% tender 6/8/07, CP mode	14,300	14,300
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN Series MSTC 7019, 3.84% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	13,625	13,625
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 3.86%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 6,100	$ 6,100
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 3.93%, LOC Wachovia Bank NA, VRDN (c)(f)	3,885	3,885
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	6,000	6,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 3.88% tender 8/10/07, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 3.88%, LOC Wachovia Bank NA, VRDN (c)(f)	7,480	7,480
Staunton Indl. Dev. Auth. Rev. (Specialty Blades, Inc. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (c)(f)	7,000	7,000
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 3.84%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 03 30 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	6,600	6,600
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series EGL 99 4601, 3.83% (Liquidity Facility Citibank NA) (c)(h)	7,000	7,000
Virginia Hsg. Dev. Auth. Commonwealth Mortgage Rev. Participating VRDN:
Series Merlots 06 07, 3.88% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,400	7,400
Series Merlots 06 B18, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,865	7,865
Series Merlots 07 C42, 3.88% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	8,800	8,800
Virginia Hsg. Dev. Auth. Single Family Mortgage Rev. Participating VRDN Series LB 06 P109, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	22,775	22,775
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN Series DB 138, 3.82% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	7,215	7,215
Virginia Port Auth. Port Facilities Rev. Participating VRDN:
Series EGL 06 0119, 3.86% (Liquidity Facility Citibank NA) (c)(f)(h)	9,390	9,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Port Auth. Port Facilities Rev. Participating VRDN: - continued
Series EGL 06 0153, 3.86% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 5,940	$ 5,940
Virginia State Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,325	5,325
Series Merlots 06 C3, 3.88% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,990	7,990
		285,332
Washington - 3.9%
Bellevue Gen. Oblig. Participating VRDN Series EGL 04 1011 Class A, 3.83% (Liquidity Facility Citibank NA) (c)(h)	6,050	6,050
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	24,955	24,955
Series Merlots 01 B1, 3.88% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	6,985	6,985
Series PA 1047, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,995	8,995
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Participating VRDN Series PT 3062, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,335	6,335
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,220	5,220
Series Putters 242, 3.83% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	1,575	1,575
Series Putters 256, 3.83% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,800	2,800
Everett Indl. Dev. Corp. Exempt Facilities Rev. 3.83%, VRDN (c)(f)	9,600	9,600
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Participating VRDN Series MT 69, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,025	5,025
King County Gen. Oblig. Participating VRDN Series PT 2170, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,020	11,020
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 3.81%, LOC Bank of America NA, VRDN (c)(f)	11,520	11,520
King County School District #408 Auburn Participating VRDN Series PT 3090, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev. Participating VRDN Series PA 1179, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 8,480	$ 8,480
Port of Seattle Participating VRDN Series Stars 07 19, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	16,040	16,040
Port of Seattle Passenger Facilities Charge Rev. Participating VRDN Series MT 110, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	9,320	9,320
Port of Seattle Rev.:
Participating VRDN:
Series EGL 07 0028, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	12,100	12,100
Series Merlots 07 C13, 3.88% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	5,800	5,800
Series MS 1169X, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	10,283	10,283
Series MT 268, 3.83% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	7,850	7,850
Series PA 752, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PT 3475, 3.84% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	2,690	2,690
Series PT 728, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	4,430	4,430
Series PT 850, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,320	4,320
Series ROC II R 7050, 3.85% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	12,895	12,895
Series ROC II R362, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	8,850	8,850
Series 1997, 3.85%, LOC Fortis Banque SA, VRDN (c)(f)	108,830	108,830
Series B-1, 3.74% 9/12/07, LOC Bank of America NA, CP (f)	23,110	23,110
3.8%, LOC Fortis Banque SA, VRDN (c)(f)	31,000	31,000
Port of Tacoma Gen. Oblig. Participating VRDN Series PA 1185, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	17,970	17,970
Port of Tacoma Rev. Participating VRDN Series MS 06 1323, 3.85% (Liquidity Facility Morgan Stanley) (c)(f)(h)	21,315	21,315
Seattle Drainage & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,490	8,490
Series PT 2241, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,570	6,570
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Port Participating VRDN Series LB 06 P31U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 7,040	$ 7,040
Snohomish County School District #332 Granite Falls Participating VRDN Series PT 3083, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,230	7,230
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 3.86%, LOC Bank of America NA, VRDN (c)(f)	1,800	1,800
Washington Participating VRDN Series EC 1089, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	25,180	25,180
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN Series PT 3282, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,535	10,535
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 3.81%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
3.81%, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,000	8,000
3.81%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	9,000	9,000
Series E, 3.81%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
Washington Gen. Oblig.:
Bonds Series 2007 C, 5% 1/1/08	9,370	9,441
Participating VRDN:
Series EGL 00 4704, 3.83% (Liquidity Facility Citibank NA) (c)(h)	5,600	5,600
Series EGL 00 4705, 3.83% (Liquidity Facility Citibank NA) (c)(h)	16,300	16,300
Series Piper 05 B, 3.86% (Liquidity Facility Bank of New York, New York) (c)(h)	9,420	9,420
Series PT 2562, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,710	2,710
Series PZ 102, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,475	3,475
Series PZ 106, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,370	8,370
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,700	3,700
Series LB 05 L17, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,455	6,455
Series MT 325, 3.87% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	35	35
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Participating VRDN: - continued
Series PA 1430A, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 6,300	$ 6,300
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 3.83%, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
(Ballard Landmark Inn Proj.) Series A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	15,795	15,795
(Cedar Ridge Retirement Proj.) Series 2005 A, 3.91%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,525	3,525
(Echo Lake Sr. Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (c)(f)	8,985	8,985
(Fairwinds Redmond Proj.) Series A, 3.83%, LOC Bank of America NA, VRDN (c)(f)	7,500	7,500
(Merrill Gardens at Queen Anne Proj.) Series A, 3.83%, LOC Bank of America NA, VRDN (c)(f)	8,680	8,680
(Merrill Gardens at Renton Centre Proj.) Series A, 3.83%, LOC Bank of America NA, VRDN (c)(f)	10,395	10,395
(Pinehurst Apts. Proj.) Series A, 3.83%, LOC Bank of America NA, VRDN (c)(f)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	4,100	4,100
(Terrace Sr. Apts. Proj.) Series A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	8,520	8,520
(The Lodge at Eagle Ridge Proj.) Series A, 3.91%, LOC Bank of America NA, VRDN (c)(f)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	10,500	10,500
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	8,225	8,225
(Vintage Mount Vernon Proj.) Series A, 3.82%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
		706,019
West Virginia - 0.3%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 3.93% tender 8/10/07, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.84%, LOC Wachovia Bank NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 3.85%, LOC Deutsche Bank AG, VRDN (c)(f)	16,500	16,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.): - continued
Series 1990 B, 3.82%, LOC Deutsche Bank AG, VRDN (c)(f)	$ 7,760	$ 7,760
Series 1990 D, 3.82%, LOC Deutsche Bank AG, VRDN (c)(f)	11,900	11,900
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 4.06%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	3,855	3,855
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.84%, LOC Wachovia Bank NA, VRDN (c)(f)	6,580	6,580
		62,415
Wisconsin - 1.6%
Lehman Muni. Trust Rcpts Various States Participating VRDN:
Series LB 07 K13, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,580	7,580
Series LB 07 K15, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,500	7,500
Milwaukee County Arpt. Rev. Participating VRDN Series PT 3726, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,620	2,620
Milwaukee County Gen. Oblig. RAN 4.25% 3/27/08	32,300	32,474
Northland Pines School District Participating VRDN Series PT 2257, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,540	10,540
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 3.85%, LOC Bmo Cap. Markets Corp.(GOV REPO), VRDN (c)(f)	2,400	2,400
Pleasant Prairie Gen. Oblig. 3.82% (XL Cap. Assurance, Inc. Insured), VRDN (c)	9,800	9,800
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 3.85%, LOC Harris NA, VRDN (c)(f)	2,400	2,400
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 4.13%, LOC Harris NA, VRDN (c)(f)	845	845
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 3.89%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,325	1,325
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 3.83%, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,620	1,620
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 4.13%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,275	1,275
Wilmot Union High School District Participating VRDN Series PT 2258, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,545	9,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig. Participating VRDN Series EGL 94 4904 Class A, 3.86% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 1,250	$ 1,250
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 970, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,000	3,000
Wisconsin Health & Edl. Facilities Auth. Rev. Sisters of the Sorrowful Mother Participating VRDN Series MT 389, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	47,950	47,950
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series PA 1331, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,420	8,420
Series PA 1473R, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,520	8,520
Series PT 3456, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	12,085	12,085
Series ROC II R397, 3.85% (Liquidity Facility Citibank NA) (c)(f)(h)	1,780	1,780
Series 2002 I, 3.8% (FSA Insured), VRDN (c)(f)	14,000	14,000
Series 2003 B, 3.86% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	36,315	36,315
Series 2004 E, 3.86% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	32,615	32,615
Series C, 3.86% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	12,000	12,000
Series E, 3.86% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (c)(f)	10,890	10,890
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 3.86% (MBIA Insured), VRDN (c)(f)	6,990	6,990
Series 2002 B, 3.86% (MBIA Insured), VRDN (c)(f)	2,960	2,960
Wisconsin Trans. Rev. Participating VRDN Series PT 3929, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,850	6,850
		295,549
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN:
Series PA 1424R, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,530	6,530
Series Stars 07 26, 3.84% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	10,405	10,405
		16,935
Municipal Securities - continued
	Shares	Value (000s)
Other - 3.5%
Fidelity Municipal Cash Central Fund, 3.9% (d)(e)	640,946,734	$ 640,947
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $17,710,551)		17,710,551
NET OTHER ASSETS - 2.0%		365,979
NET ASSETS - 100%		$ 18,076,530
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,600,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,305,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.78%, tender 11/1/07 (Liquidity Facility Wachovia Bank NA)	5/16/07	$ 32,305
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 18,703
Income Tax Information
At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $17,710,551,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

May 31, 2007

1.802206.103

SMM-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 3.82%, LOC Regions Bank of Alabama, VRDN (b)	$ 2,625	$ 2,625
Huntsville Health Care Auth. Rev. Series 1998, 3.79%, LOC Regions Bank of Alabama, VRDN (b)	5,065	5,065
Jefferson County Swr. Rev. Series 2002 C6, 3.79% (XL Cap. Assurance, Inc. Insured), VRDN (b)	9,600	9,600
		17,290
Alaska - 1.9%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 3.86% (Liquidity Facility Bank of America NA) (b)(d)	6,750	6,750
Series PZ 126, 3.83% (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,195	6,195
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series Stars 07 14, 3.81% (Liquidity Facility BNP Paribas SA) (b)(d)	9,300	9,300
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series MT 279, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,500	5,500
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series B, 3.9%, VRDN (b)	35,000	35,000
		62,745
Arizona - 3.0%
Arizona Health Facilities Auth. Rev. Participating VRDN Series MS 06 1779, 3.83% (Liquidity Facility Morgan Stanley) (b)(d)	4,600	4,600
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 301 Class A, 3.83% (Liquidity Facility Citibank NA) (b)(d)	8,495	8,495
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series Putters 1298, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	17,010	17,010
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	6,603	6,603
Mesa Util. Sys. Rev. Participating VRDN:
Series PT 4144, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,275	2,275
Series ROC II R 11032, 3.82% (Liquidity Facility Citibank NA) (b)(d)	13,860	13,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.83% (Liquidity Facility BNP Paribas SA) (b)(d)	$ 5,200	$ 5,200
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series EC 1078, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,215	2,215
Series EGL 03 28 Class A, 3.83% (Liquidity Facility Citibank NA) (b)(d)	6,505	6,505
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 3.83% (Liquidity Facility Citibank NA) (b)(d)	7,900	7,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series GS 06 81T, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	14,880	14,880
Series MS 04 1227, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	2,100	2,100
Series 1997 B, 3.79% 8/15/07, CP	2,700	2,700
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,800	4,800
		99,143
Colorado - 3.8%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 3667, 3.82% (Liquidity Facility DEPFA BANK PLC) (b)(d)	3,535	3,535
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 4.08%, LOC JPMorgan Chase Bank, VRDN (b)	1,250	1,250
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,660	4,660
Boulder Valley School District Participating VRDN Series PZ 218, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,480	3,480
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,615	10,615
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	13,925	13,925
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.9%, LOC JPMorgan Chase Bank, VRDN (b)	4,400	4,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 3.81% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	$ 29,700	$ 29,700
Series EGL 07 0037, 3.81% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	16,830	16,830
Series MS 01 679, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	6,310	6,310
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,355	4,355
Series MS 1064, 3.83% (Liquidity Facility Morgan Stanley) (b)(d)	2,030	2,030
Series PZ 112, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,645	6,645
Series PZ 46, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,930	2,930
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.83%, VRDN (b)	16,200	16,200
		126,865
Delaware - 0.3%
Delaware Trans. Auth. Trans. Sys. Rev. Participating VRDN Series PZ 143, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,525	9,525
District Of Columbia - 0.7%
District of Columbia Gen. Oblig.:
Participating VRDN Series Putters 214, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,995	4,995
TRAN 4.25% 9/28/07	9,100	9,113
District of Columbia Rev.:
Participating VRDN Series PZ 74, 3.83% (Liquidity Facility BNP Paribas SA) (b)(d)	6,120	6,120
(Defenders of Wildlife Proj.) 3.78%, LOC Bank of America NA, VRDN (b)	2,400	2,400
		22,628
Florida - 8.5%
Canaveral Port Auth. Rev. Participating VRDN Series ROC II R2025, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,705	7,705
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series Putters 222, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Participating VRDN: - continued
Series ROC II R4521, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 2,445	$ 2,445
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series MSDW 00 374, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	13,665	13,665
Series PT 3520, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,940	7,940
Series ROC II R482, 3.82% (Liquidity Facility Citibank NA) (b)(d)	12,375	12,375
Series ROC RR II 6087, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,395	3,395
Florida Dept. of Ed. Cmnty. College Participating VRDN Series PZ 182, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,430	3,430
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	10,780	10,780
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series MS 06 1450, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MS 00 317, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	1,100	1,100
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.83% (Liquidity Facility Wells Fargo & Co.) (b)(d)	3,140	3,140
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN:
Series EC 1056, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	600	600
Series EC 1081, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.) Series C, 3.8%, VRDN (b)	7,000	7,000
Hillsborough County Indl. Dev. Participating VRDN Series ROC II R643, 3.82% (Liquidity Facility Citibank NA) (b)(d)	3,335	3,335
Jacksonville Elec. Auth. Rev. Bonds Series 2001 C, 3.75% tender 8/6/07 (Liquidity Facility Dexia Cr. Local de France), CP mode	11,000	11,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 3.83% tender 8/3/07, CP mode	10,000	10,000
Lee Mem Health Sys. Hosp. Rev. Participating VRDN 3.82% (Liquidity Facility Citibank NA) (b)(d)	9,960	9,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series TOC 05 Z12, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	$ 7,550	$ 7,550
Miami-Dade County Expressway Auth. Participating VRDN:
Series Putters 01 160, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,995	7,995
Series ROC II R 9027, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,365	10,365
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,400	6,400
Miami-Dade County School District Participating VRDN Series GS 07 47, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	6,555	6,555
Orange County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R 2182, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,525	7,525
Series ROC II R7020, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,765	5,765
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series ROC II R 9011, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,495	4,495
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Emerald Bay Club Apts. Proj.) 3.79%, LOC Wachovia Bank NA, VRDN (b)	6,500	6,500
Panama City Beach Participating VRDN Series Solar 2006 129, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,075	8,075
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series EGL 06 33 Class A, 3.83% (Liquidity Facility Citibank NA) (b)(d)	6,270	6,270
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 3.88% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	2,630	2,630
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 646 CE, 3.82% (Liquidity Facility Citibank NA) (b)(d)	3,900	3,900
Saint Johns County Wtr. & Swr. Rev. Participating VRDN Series PZ 90, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,030	3,030
South Miami Health Facilities Baptist Health Participating VRDN Series PT 4125, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,275	10,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev.:
Series A, 3.79% 8/13/07 (AMBAC Insured) (FGIC Insured) (CIFG North America Insured), CP	$ 7,265	$ 7,265
Series I:
3.73% 9/14/07 (CIFG North America Insured) (AMBAC Insured), CP	11,200	11,200
3.79% 8/10/07 (CIFG North America Insured) (AMBAC Insured), CP	1,810	1,810
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series Merlots 01 A130, 3.83% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,645	5,645
Volusia County School Board Ctfs. of Prtn. Participating VRDN:
Series Putters 970, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,175	4,175
Series ROC II R 4089, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	27,385	27,385
West Palm Beach Util. Sys. Rev. Participating VRDN Series ROC II R 621PB, 3.81% (Liquidity Facility Deutsche Postbank AG) (b)(d)	4,395	4,395
		283,575
Georgia - 2.7%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. Catholic Health East Participating VRDN Series PA 1481, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,040	7,040
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series DB 186, 3.82% (Liquidity Facility Deutsche Bank AG) (b)(d)	12,280	12,280
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series MS 1273, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	7,700	7,700
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series Putters 580, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,255	3,255
De Kalb County School District Participating VRDN Series EC 1080, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,000	11,000
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 3.82%, LOC SunTrust Banks, Inc., VRDN (b)	15,600	15,600
Fulton County Wtr. & Swr. Rev. Participating VRDN Series PZ 1474, 3.81% (Liquidity Facility Deutsche Postbank AG) (b)(d)	4,515	4,515
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,990	4,990
Georgia State Participating VRDN Series ROC RR II R 601, 3.82% (Liquidity Facility Citibank NA) (b)(d)	2,590	2,590
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series PT 3885, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,200	$ 4,200
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series PT 3945, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,550	6,550
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 3.76%, tender 7/1/08 (b)	10,530	10,530
		90,250
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series GS 06 4G, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,000	8,000
Illinois - 10.3%
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 3.82% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,995	9,995
Series Putters 199, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,610	10,610
Series SGA 98, 3.86% (Liquidity Facility Societe Generale) (b)(d)	7,820	7,820
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 3.83% (Liquidity Facility Bank of New York, New York) (b)(d)	2,715	2,715
Series MS 06 1776, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	7,000	7,000
Series TOC 05 Z10, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	6,041	6,041
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROC II R 9082, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,330	10,330
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series PT 3967, 3.83% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	13,315	13,315
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,680	5,680
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series ROCS RR II R 605 PB, 3.81% (Liquidity Facility Deutsche Postbank AG) (b)(d)	5,110	5,110
Chicago Wastewtr. Transmission Rev. Participating VRDN:
Series PT 2312, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,660	7,660
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wastewtr. Transmission Rev. Participating VRDN: - continued
Series PZ 118, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 2,370	$ 2,370
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.83% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,600	4,600
Series Merlots 97 V, 3.83% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,660	4,660
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.82% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	16,850	16,850
Series Putters 1269, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,670	2,670
Series Putters 1313, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,690	2,690
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 80, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,260	1,260
Illinois Dev. Fin. Auth. Rev. (Palos Cmnty. Hosp. Proj.) 3.83% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	12,000	12,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 3.83% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,535	4,535
Illinois Fin. Auth. Rev.:
Participating VRDN Series ROC II R6015, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,945	4,945
(Clare Oaks Proj.) Series C, 3.79%, LOC Banco Santander Central Hispano SA, VRDN (b)	11,300	11,300
Illinois Gen. Oblig.:
Bonds 5% 4/1/08	6,000	6,068
Participating VRDN:
Series EGL 00 1304, 3.83% (Liquidity Facility Citibank NA) (b)(d)	2,600	2,600
Series EGL 01 1307, 3.83% (Liquidity Facility Citibank NA) (b)(d)	10,675	10,675
Series Merlots 02 B05, 3.83% (Liquidity Facility Wachovia Bank NA) (b)(d)	10,000	10,000
Series Putters 133, 3.82% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	19,355	19,355
Series Putters 660, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,495	1,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. Participating VRDN:
Series PA 1217, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 6,375	$ 6,375
Series PT 763, 3.83% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	20,195	20,195
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.84% (Liquidity Facility Bank of America NA) (b)(d)	7,045	7,045
Series GS 06 40TP, 3.82% (Liquidity Facility Wells Fargo & Co.) (b)(d)	4,785	4,785
Series MSTC 9044, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,355	7,355
Series ROC II R 642, 3.82% (Liquidity Facility Citibank NA) (b)(d)	9,200	9,200
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4516, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,455	4,455
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Putters 1014, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,985	2,985
Kane, Cook & DuPage Counties School District #46 Elgin Participating VRDN Series Putter 1469, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,600	6,600
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville Participating VRDN Series EGL 00 1310, 3.83% (Liquidity Facility Citibank NA) (b)(d)	14,850	14,850
Lake County Cmnty. High School District Participating VRDN Series PT 3383, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,975	9,975
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,019	2,019
Lehman Muni. Trust Rcpts Various States Participating VRDN Series LB 07 P1, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	15,275	15,275
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001 Class A, 3.83% (Liquidity Facility Citibank NA) (b)(d)	5,400	5,400
Series EGL 2004 30, Class A, 3.83% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series Putters 1508, 3.84% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,020	3,020
Series PZ 44, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,465	2,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Schaumburg Village Gen. Oblig. Participating VRDN Series MS 06 1346, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	$ 2,500	$ 2,500
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series TOC 06 Z10, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	2,150	2,150
Will County Illinois Participating VRDN Series PT 2542, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,255	6,255
Will County School District #122 Participating VRDN Series PZ 48, 3.83% (Liquidity Facility BNP Paribas SA) (b)(d)	3,600	3,600
		344,853
Indiana - 2.9%
Aurora School Bldg. Corp. Participating VRDN Series Putters 642, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,370	5,370
Baugo School Bldg. Corp. Participating VRDN Series PT 3109, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,515	3,515
Benton School Impt. Bldg. Corp. Participating VRDN Series Putters 903, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,285	7,285
Indiana Bond Bank RAN 4.25% 1/31/08, LOC Bank of New York, New York	6,000	6,023
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,350	13,350
Indiana Fin. Auth. Hwy. Rev. Participating VRDN:
Series PT 3980, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,900	8,900
Series PT 3986, 3.83% (Liquidity Facility Wells Fargo & Co.) (b)(d)	10,040	10,040
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series ROC RR II R 529 PB, 3.81% (Liquidity Facility Deutsche Postbank AG) (b)(d)	8,400	8,400
Indiana State Univ. Revs. Series 2005, 3.75% 9/12/07, LOC JPMorgan Chase Bank, CP	10,700	10,700
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 3.86% (Liquidity Facility Societe Generale) (b)(d)	7,435	7,435
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series TOC 06 Z7, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	4,165	4,165
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 3895, 3.83% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,670	5,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 3.84%, LOC Nat'l. City Bank Cleveland, VRDN (b)	$ 2,900	$ 2,900
Sunman-Dearborn High School Bldg. Corp. Participating VRDN Series Putters 671, 3.82% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,955	4,955
		98,708
Kansas - 0.4%
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series EGL 04 38, Class A, 3.83% (Liquidity Facility Citibank NA) (b)(d)	4,735	4,735
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 3.65% 4/1/08	8,300	8,300
		13,035
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg'l. Med. Ctr. Proj.) Series 1998 A, 3.86%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,785	3,785
Louisville Participating VRDN Series ROC 651 CE, 3.82% (Liquidity Facility Citibank NA) (b)(d)	10,460	10,460
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,800	8,800
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.88% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	3,850	3,850
		26,895
Louisiana - 2.0%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 06 0148, 3.83% (Liquidity Facility Citibank NA) (b)(d)	9,900	9,900
Louisiana Gen. Oblig. Participating VRDN Series MT 158, 3.82% (Liquidity Facility BNP Paribas SA) (b)(d)	20,920	20,920
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series Putters 1025Z, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,495	7,495
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 660, 3.82% (Liquidity Facility Citibank NA) (b)(d)	8,265	8,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 4.05% tender 6/7/07, CP mode	$ 11,500	$ 11,500
(Dow Chemical Co. Proj.) Series 1994 B, 4%, VRDN (b)	10,300	10,300
		68,380
Maine - 0.5%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Piper 06 A, 3.83% (Liquidity Facility Bank of New York, New York) (b)(d)	6,535	6,535
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	7,095	7,095
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 3285, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,750	3,750
		17,380
Maryland - 0.7%
Baltimore Convention Ctr. Hotel Rev. Participating VRDN Series Putters 1251, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,115	6,115
Baltimore County Gen. Oblig. Participating VRDN Series MT 353, 3.82% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	8,735	8,735
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	460	460
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2004 C, 3.79% 7/9/07 (Liquidity Facility SunTrust Banks, Inc.), CP	4,200	4,200
Ocean City Rev. (Harrison Inn 58 LP Proj.) 3.91%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,135	3,135
		22,645
Massachusetts - 1.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series MS 06 1818, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	10,000	10,000
Series MS 06 1819, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 06 1690, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	$ 13,315	$ 13,315
Weymouth Gen. Oblig. BAN Series 6A, 4.35% 9/21/07	5,800	5,809
		39,124
Michigan - 2.5%
Detroit City School District Participating VRDN:
Series Putters 388, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,465	3,465
Series ROC II R4004, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	13,380	13,380
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.82% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	3,900	3,900
Hudsonville Pub. Schools Participating VRDN Series Putters 897, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,710	5,710
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Merlots 04 B10, 3.83% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,980	7,980
Series PZ 119, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000	3,000
Michigan Gen. Oblig. TAN 4.25% 9/28/07, LOC DEPFA BANK PLC	18,600	18,626
Michigan Strategic Fund Ltd. Oblig. Rev. (Holland Home Oblig. Group Proj.) 3.8%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	8,940	8,940
Michigan Strategic Fund Rev. (Rest Haven Christian Services Proj.) Series A, 3.79%, LOC KBC Bank NV, VRDN (b)	3,110	3,110
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.81%, LOC KBC Bank NV, VRDN (b)	4,400	4,400
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Participating VRDN Series Merlots A96, 3.83% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,700	5,700
		83,211
Minnesota - 1.6%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 3.83% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,795	3,795
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	$ 21,300	$ 21,300
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Proj.) Series 2007 F, 3.68% 5/29/08	9,000	9,000
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN Series MSTC 292, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	18,000	18,000
		52,095
Mississippi - 0.5%
Mississippi Dev. Bank Spl. Oblig.:
Participating VRDN Series Putters 667, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,865	3,865
(Magnolia Reg'l. Health Ctr. Proj.) Series A, 3.81% (Radian Asset Assurance, Inc. Insured), VRDN (b)	7,000	7,000
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 02 6018 Class A, 3.83% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series EGL 99 2401, 3.83% (Liquidity Facility Citibank NA) (b)(d)	3,600	3,600
		18,465
Missouri - 0.6%
Hazelwood School District Participating VRDN Series Merlots 07 H3, 3.83% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,925	4,925
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 1049, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,110	5,110
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 7043, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	11,755	11,755
		21,790
Nebraska - 1.0%
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 14 Class A, 3.83% (Liquidity Facility Citibank NA) (b)(d)	3,200	3,200
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 3.83% (Liquidity Facility Citibank NA) (b)(d)	8,265	8,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Participating VRDN Series Solar 06 25, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	$ 12,625	$ 12,625
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series ROC II R 9031, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,935	7,935
		32,025
Nevada - 1.1%
Clark County Fuel Tax Participating VRDN Series ROC II R1035, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,955	2,955
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 3.64% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)(e)	19,505	19,505
Clark County School District Participating VRDN Series PZ 165, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,865	8,865
Las Vegas Valley Wtr. District Participating VRDN Series Putters 1303, 3.81% (Liquidity Facility Deutsche Postbank AG) (b)(d)	6,980	6,980
		38,305
New Mexico - 0.3%
New Mexico Fin. Auth. Rev. Participating VRDN Series PT 3133, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,540	3,540
Santa Fe 3.81% (Radian Asset Assurance, Inc. Insured), VRDN (b)	6,250	6,250
		9,790
New York - 1.7%
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series B, 3.91%, LOC Bank of America NA, LOC Citibank NA, VRDN (b)	3,000	3,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series EGL 04 27 Class A, 3.82% (Liquidity Facility Citibank NA) (b)(d)	8,485	8,485
Series 1, 3.77% 8/23/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	11,400	11,400
Rockland County Gen. Oblig. BAN 4% 12/20/07	33,365	33,425
		56,310
Non State Specific - 0.1%
Multistate Puttable Floating Option Tax Receipts Participating VRDN Series PZP 017, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,120	3,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 2.1%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II R4056, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 6,065	$ 6,065
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7010, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,995	6,995
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Bonds Series MS 06 1338, 3.83%, tender 7/12/07 (Liquidity Facility Morgan Stanley) (b)(d)(e)	7,986	7,986
Participating VRDN:
Series EGL 06 12 Class A, 3.83% (Liquidity Facility Citibank NA) (b)(d)	12,000	12,000
Series EGL 7050060 Class A, 3.83% (Liquidity Facility Citibank NA) (b)(d)	15,600	15,600
Series MS 06 1512, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	9,398	9,398
Raleigh Comb Enterprise Systems Participating VRDN Series EGL 07 0010, 3.81% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	4,950	4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series MS 1287, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	7,810	7,810
		70,804
Ohio - 1.4%
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.84%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,355	5,355
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 3.81%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	14,465	14,465
New Albany BAN 4.25% 12/13/07	2,856	2,866
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series MS 98 116, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	10,120	10,120
3.72% 8/10/07 (Liquidity Facility JPMorgan Chase Bank), CP	10,500	10,500
Univ. of Cincinnati Gen. Receipts BAN Series D, 4.75% 7/6/07	5,000	5,004
		48,310
Oklahoma - 0.3%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.79% (AMBAC Insured), VRDN (b)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 1.2%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series ROC II R7017, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 6,000	$ 6,000
Oregon Homeowner Rev. Participating VRDN Series MT 229, 3.84% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	6,470	6,470
Portland Swr. Sys. Rev. Participating VRDN:
Series MS 00 386, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	10,800	10,800
Series PT 2435, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,135	4,135
Umatilla County School District #8R Hermiston Participating VRDN Series Putters 259, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,945	5,945
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,410	5,410
		38,760
Pennsylvania - 3.8%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 1281, 3.82% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,405	16,405
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.88%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,800	3,800
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.83% (Liquidity Facility Bank of New York, New York) (b)(d)	45,285	45,283
Harrisburg Auth. Wtr. Rev. Series A, 3.81% (FGIC Insured), VRDN (b)	11,200	11,200
Lehigh County Gen. Purp. Auth. Participating VRDN Series ROC II R 862 CE, 3.82% (Liquidity Facility Citibank NA) (b)(d)	10,700	10,700
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.81%, LOC Bank of New York, New York, VRDN (b)	4,600	4,600
Pennsylvania Participating VRDN Series Putters 1382, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,605	3,605
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Merlots 05 D6, 3.83% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,370	4,370
Series MS 00 1412, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	3,727	3,727
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	$ 5,800	$ 5,800
Philadelphia Gas Works Rev. Participating VRDN Series MS 06 1312, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	5,400	5,400
Philadelphia School Participating VRDN Series MS 7031, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,300	5,300
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 3.81% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5	5
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 3.88%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,300	5,300
		125,495
Rhode Island - 0.2%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series LB 05 K7, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,200	2,200
Rhode Island Health & Edl. Bldg. Corp. Rev. Participating VRDN Series PT 2253, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,730	3,730
		5,930
South Carolina - 2.4%
Chesterfield County School District Participating VRDN Series PT 02 1453, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,385	6,385
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 152, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,000	8,000
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series MS 06 1365, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	2,605	2,605
Series PA 1367, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000	10,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 4%, VRDN (b)	3,700	3,700
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 257, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,980	7,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2305, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 7,775	$ 7,775
Series PT 2306, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,280	10,280
Series PT 3862, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,495	10,495
Series Putters 316, 3.82% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,460	2,460
Series Putters 590, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,630	2,630
Spartanburg Wtrwks. Rev. Participating VRDN Series Stars 07 12, 3.81% (Liquidity Facility BNP Paribas SA) (b)(d)	2,300	2,300
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.95% tender 8/1/07, CP mode	5,700	5,700
		80,310
Tennessee - 1.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 3.75%, VRDN (b)	39,100	39,100
Memphis Elec. Sys. Rev. Bonds Series A, 5% 12/1/07 (FSA Insured)	7,500	7,553
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R2072, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,090	2,090
Shelby County Gen. Oblig. Participating VRDN Series EGL 01 4201, 3.83% (Liquidity Facility Citibank NA) (b)(d)	10,640	10,640
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,300	3,300
		62,683
Texas - 20.1%
Arlington Spl. Oblig. Series B, 3.83% (MBIA Insured), VRDN (b)	18,400	18,400
Austin Cmnty. College District Rev. Participating VRDN Series ROC II R2190, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,810	5,810
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 3.86% (Liquidity Facility Societe Generale) (b)(d)	9,680	9,680
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 3.84% (Liquidity Facility Bank of America NA) (b)(d)	2,750	2,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series PZ 164, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 9,420	$ 9,420
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series Putters 605, 3.82% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,160	7,160
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 411, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,560	2,560
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 4%, VRDN (b)	8,400	8,400
Comal Independent School District Participating VRDN Series Solar 06 36, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,675	6,675
Corpus Christi Util. Sys. Rev. Participating VRDN Series PT 3674, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,770	5,770
Crowley Independent School District Participating VRDN Series PT 3041, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,280	12,280
Cypress-Fairbanks Independent School District:
Bonds Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,944
Participating VRDN:
Series EGL 00 4304, 3.83% (Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
Series ROC II R4514, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,465	5,465
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series GS 07 10TP, 3.82% (Liquidity Facility DEPFA BANK PLC) (b)(d)	10,585	10,585
Series PT 1503, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,370	5,370
Series ROC II R 821, 3.82% (Liquidity Facility Citibank NA) (b)(d)	3,775	3,775
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 3.86% (Liquidity Facility Societe Generale) (b)(d)	8,600	8,600
El Paso Gen. Oblig. Participating VRDN Series Putters 843, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,115	3,115
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 3.81% (Liquidity Facility Societe Generale) (b)(d)	4,500	4,500
Fort Bend Independent School District Participating VRDN Series PZ 124, 3.83% (Liquidity Facility Wells Fargo & Co.) (b)(d)	10,020	10,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 9,470	$ 9,470
Frisco Independent School District Participating VRDN:
Series DB 157, 3.82% (Liquidity Facility Deutsche Bank AG) (b)(d)	7,240	7,240
Series DB 202, 3.82% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,295	5,295
Series Putters 476, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,000	1,000
Garland Independent School District Participating VRDN Series Putters 551, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,125	1,125
Goose Creek Consolidated Independent School District Participating VRDN Series PT 3426, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,910	19,910
Harris County Gen. Oblig. Participating VRDN:
Series EGL 06 0154, 3.83% (Liquidity Facility Citibank NA) (b)(d)	16,255	16,255
Series Putters 1111Z, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,470	6,470
Series Putters 586, 3.82% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,580	7,580
Series ROC II R1029, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,455	3,455
Harris County-Houston Sports Auth. Spl. Rev. Participating VRDN Series PZ 65, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,015	8,015
Hays Consolidated Independent School District Participating VRDN:
Series PT 2462, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,470	3,470
Series PT 2543, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,020	4,020
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 3.83% (Liquidity Facility Bank of New York, New York) (b)(d)	12,475	12,475
3.83% (Liquidity Facility Citibank NA) (b)(d)	13,200	13,200
Houston Gen. Oblig. Participating VRDN Series Putters 1151, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,280	6,280
Houston Independent School District Participating VRDN:
Series DB 169, 3.82% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,355	3,355
Series PT 3161, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,015	8,015
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 1,400	$ 1,400
Houston Util. Sys. Rev. Participating VRDN Series PT 2292, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,165	5,165
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series MS 00 495, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	6,805	6,805
Judson Independent School District Participating VRDN Series Putters 662, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,245	5,245
Klein Independent School District Participating VRDN:
Series PT 3371, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,225	3,225
Series PZ 180, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,740	2,740
Lewisville Independent School District Participating VRDN Series Putters 701, 3.82% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,960	3,960
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,100	4,100
Lubbock Gen. Oblig. Participating VRDN Series ROC II R4532, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,110	5,110
Mesquite Independent School District Participating VRDN Series PT 1386, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,465	8,465
Midlothian Independent School District Participating VRDN Series PT 2179, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,340	5,340
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN Series MSTC 280, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,645	4,645
New Braunfels Gen. Oblig. Participating VRDN Series PT 2211, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,600	5,600
North East Independent School District Participating VRDN Series PT 3958, 3.83% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,115	7,115
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 3.81% (Liquidity Facility Deutsche Postbank AG) (b)(d)	8,480	8,480
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Participating VRDN Series PT 2329, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,570	$ 4,570
Pflugerville Gen. Oblig. Participating VRDN Series Putters 594, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,900	2,900
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.81% (Liquidity Facility Societe Generale) (b)(d)	3,500	3,500
San Antonio Elec. & Gas Sys. Participating VRDN Series EC 1087, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000	10,000
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series Putters 777, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,245	6,245
Series ROC II R3011, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,240	7,240
3.83% (Liquidity Facility Bank of America NA), VRDN (b)	37,200	37,200
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.82%, tender 6/7/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	3,900	3,900
Participating VRDN Series EGL 01 4311, 3.83% (Liquidity Facility Citibank NA) (b)(d)	4,800	4,800
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,505	10,505
Series PT 1610, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,680	6,680
Tarrant County Cultural Ed. Facilities Fin. Corp. Participating VRDN Series MS 06 1759, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	15,445	15,445
Texas:
Bonds Series MS 06 1674, 3.83%, tender 7/12/07 (Liquidity Facility Morgan Stanley) (b)(d)(e)	15,785	15,785
Participating VRDN:
Series EGL 06 126, Class A, 3.83% (Liquidity Facility Citibank NA) (b)(d)	14,400	14,400
Series MT 355, 3.82% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	9,730	9,730
Series PT 3026, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,145	4,145
Series Putters 1215, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,450	4,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas: - continued
Participating VRDN:
Series PZ 108, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 13,485	$ 13,485
Series ROC II R378, 3.82% (Liquidity Facility Citibank NA) (b)(d)	7,660	7,660
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 3.83% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,860	3,860
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Bonds 5% 6/1/08	2,000	2,026
Participating VRDN:
Series MS 06 1408, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	10,515	10,515
Series Stars 06 155, 3.83% (Liquidity Facility BNP Paribas SA) (b)(d)	9,585	9,585
Texas Trans. Commission Mobility Fund Participating VRDN Series BS 312, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,020	8,020
Texas Trans. Commission State Hwy. Fund Rev.:
Bonds Series A, 5% 4/1/08	10,040	10,149
Participating VRDN:
Series EGL 06 85 Class A, 3.83% (Liquidity Facility Citibank NA) (b)(d)	10,700	10,700
Series Putters 1324, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,500	4,500
Series Putters 1330, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,410	2,410
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 3.86% (Liquidity Facility Societe Generale) (b)(d)	10,470	10,470
Trinity River Auth. Rev. Participating VRDN Series Putters 1077 B, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,095	5,095
United Independent School District Participating VRDN Series PT 3123, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,195	5,195
Victoria Gen. Oblig. Participating VRDN Series Putters 1041, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,975	5,975
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN Series LB 04 L31J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	14,525	14,525
Wylie Independent School District Participating VRDN Series ROC II R 3004, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,560	6,560
		671,729
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.1%
Intermountain Pwr. Agcy. Series B, 3.75% (FGIC Insured), VRDN (b)	$ 3,700	$ 3,700
Vermont - 0.1%
Univ. of Vermont and State Agricultural College Participating VRDN Series MS 06 1357, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	3,380	3,380
Virginia - 1.3%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.85% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	2,800	2,800
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
4% tender 6/7/07, CP mode	4,000	4,000
4.05% tender 6/5/07, CP mode	4,000	4,000
4.05% tender 6/6/07, CP mode	1,000	1,000
4.05% tender 6/12/07, CP mode	3,700	3,700
4.05% tender 6/15/07, CP mode	600	600
Series 1987, 4% tender 6/8/07, CP mode	2,600	2,600
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1341, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,400	6,400
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 3.82% (Liquidity Facility Morgan Stanley) (b)(d)	9,700	9,700
Series PZ 161, 3.83% (Liquidity Facility Wells Fargo & Co.) (b)(d)	4,125	4,125
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series EGL 99 4601, 3.83% (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
		41,925
Washington - 7.4%
Clark County School District #37, Vancouver Participating VRDN Series PZ 55, 3.83% (Liquidity Facility BNP Paribas SA) (b)(d)	6,220	6,220
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.82% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	11,300	11,300
Series PT 615, 3.83% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	16,255	16,255
Series PT 778, 3.83% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN: - continued
Series PT 982, 3.83% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 6,380	$ 6,380
Series Putters 248, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,785	3,785
Goat Hill Properties Lease Rev. Participating VRDN Series ROC II R2173, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,660	2,660
King County Gen. Oblig. Participating VRDN Series PT 2248, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,545	5,545
King County Pub. Hosp. District #2 Participating VRDN Series ROC RR II R 6036, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,960	3,960
King County School District #145 Kent Participating VRDN Series PT 2449, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,510	4,510
King County School District #401 Highline Pub. Schools Participating VRDN:
Series Putters 526, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,955	1,955
Series ROC II R4561, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,235	5,235
King County Swr. Rev. Participating VRDN 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,545	5,545
Marysville Wtr. & Swr. Rev. Participating VRDN Series Putters 909, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,485	4,485
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,225	4,225
Port of Seattle Rev. Participating VRDN Series ROC II R7015, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,955	3,955
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series PT 1605, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,800	6,800
Seattle Gen. Oblig. Participating VRDN:
Series BS 322, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,585	7,585
Series SGA 03 142, 3.86% (Liquidity Facility Societe Generale) (b)(d)	5,000	5,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series PT 2476, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,200	5,200
Series ROC II R2055, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,560	6,560
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 4,930	$ 4,930
Skagit County Pub. Hosp. District #1 Participating VRDN Series PT 2294, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,725	7,725
Washington Gen. Oblig. Participating VRDN:
Series EGL 98 4703, 3.83% (Liquidity Facility Citibank NA) (b)(d)	9,900	9,900
Series GS 06 7T, 3.82% (Liquidity Facility Wells Fargo Bank NA, San Francisco) (b)(d)	10,230	10,230
Series MACN 04 D, 3.84% (Liquidity Facility Bank of America NA) (b)(d)	5,715	5,715
Series PT 1937, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,720	12,720
Series PT 2561. 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,220	5,220
Series PT 3293, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,500	2,500
Series Putters 1312, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,490	4,490
Series Putters 1359, 3.84% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,380	1,380
Series Putters 1360, 3.84% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	860	860
Series Putters 748, 3.82% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,370	3,370
Series PZ 106, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,860	17,860
Series ROC II R 7022, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,020	4,020
Series ROC II R 839, 3.82% (Liquidity Facility Citibank NA) (b)(d)	9,840	9,840
Series ROC RR 2056, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,090	5,090
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,900	4,900
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series B, 3.79%, LOC KeyBank NA, VRDN (b)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev.: - continued
(United Way King County Proj.) 3.81%, LOC Bank of America NA, VRDN (b)	$ 1,940	$ 1,940
Washington State Univ. Revs Participating VRDN Series ROC II R 595PB, 3.81% (Liquidity Facility Deutsche Postbank AG) (b)(d)	8,095	8,095
		248,945
West Virginia - 0.6%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,290	3,290
West Virginia High Edl. Participating VRDN Series LB 06 P96, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	15,795	15,795
		19,085
Wisconsin - 3.0%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,115	3,115
Milwaukee County Gen. Oblig. RAN 4.25% 3/27/08	5,700	5,731
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.83% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,830	5,830
Wind Point (Johnson Foundation, Inc. Proj.) Series 2000, 3.78%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,005	8,005
Wisconsin Gen. Oblig. Participating VRDN:
Series PT 1231, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,540	16,540
Series Putters 1321, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,140	4,140
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds 3.83% tender 7/10/07, LOC JPMorgan Chase Bank, CP mode	4,100	4,100
Participating VRDN:
Series MT 318, 3.82% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	20,185	20,185
Series PA 970, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,995	2,995
Series PT 761, 3.82% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	4,200	4,200
Series PT 917, 3.83% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	17,120	17,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
3.79%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	$ 5,995	$ 5,995
Wisconsin Trans. Rev. Series 1997 A, 3.74% 9/12/07 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
		100,456
	Shares
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 3.86% (a)(c)	83,246,200	83,246
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $3,280,910)		3,280,910
NET OTHER ASSETS - 1.8%		61,190
NET ASSETS - 100%		$ 3,342,100
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,276,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 3.64% (Liquidity Facility ABN-AMRO Bank NV)	10/19/01	$ 19,505
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Series MS 06 1338, 3.83%, tender 7/12/07 (Liquidity Facility Morgan Stanley)	5/10/06 - 5/10/07	$ 7,986
Texas Bonds Series MS 06 1674, 3.83%, tender 7/12/07 (Liquidity Facility Morgan Stanley)	4/9/07 - 5/9/07	$ 15,785
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 2,307
Income Tax Information
At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,280,910,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007